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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: June 30, 2011

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Allianz Funds:
AGIC Emerging Markets Opportunities Fund
AGIC Global Fund
AGIC Growth Fund
AGIC Income & Growth Fund
AGIC International Fund
AGIC Mid-Cap Growth Fund
AGIC Opportunity Fund
AGIC Pacific Rim Fund
AGIC Systematic Growth Fund
AGIC Target Fund
NFJ All-Cap Value Fund
NFJ Dividend Value Fund
NFJ International Value Fund
NFJ Large-Cap Value Fund
NFJ Mid-Cap Value Fund
NFJ Renaissance Fund
NFJ Small-Cap Value Fund
RCM Disciplined International Equity Fund
RCM Global Resources Fund
RCM Global Small-Cap Fund
RCM Large-Cap Growth Fund
RCM Mid-Cap Fund
RCM Strategic Growth Fund
RCM Technology Fund
RCM Wellness Fund

Schedule of Investments

AGIC Emerging Markets Opportunities Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.1%
Brazil—8.7%
Banco do Brasil S.A.	38,400	$729
BR Malls Participacoes S.A.	87,400	730
Cia Hering	11,900	512
EDP - Energias do Brasil S.A.	18,700	405
Iochpe-Maxion S.A.	66,200	829
Lojas Renner S.A.	27,300	936
OGX Petroleo e Gas Participacoes S.A. (c)	93,600	1,220
Petroleo Brasileiro S.A. ADR Class A	36,200	1,188
Petroleo Brasileiro S.A. ADR	33,100	1,201
Vale S.A. ADR	128,400	4,015

		11,765

Chile—1.8%
Banco Santander Chile ADR	7,800	753
Cia Cervecerias Unidas S.A. ADR	12,100	673
Corpbanca	29,519,127	440
SACI Falabella	54,801	533

		2,399

China—14.0%
Agricultural Bank of China Ltd. (c)	1,391,000	722
Air China Ltd. (c)	552,000	761
Baidu, Inc. ADR (c)	4,500	462
Bank of China Ltd.	2,003,000	1,051
China Construction Bank Corp.	2,724,200	2,381
China Minsheng Banking Corp., Ltd., Class H	1,704,500	1,523
China Mobile Ltd.	118,000	1,208
China Yurun Food Group Ltd.	163,000	606
Dongfeng Motor Group Co., Ltd.	1,670,000	3,403
Great Wall Motor Co., Ltd.	268,500	727
Harbin Power Equipment Co., Ltd.	670,000	828
Industrial & Commercial Bank of China	1,662,300	1,233
PetroChina Co., Ltd.	592,000	688
PICC Property & Casualty Co., Ltd. (c)	782,000	1,058
Vinda International Holdings Ltd.	453,000	639
Weichai Power Co., Ltd.	152,000	1,613

		18,903

Hong Kong—7.6%
AMVIG Holdings Ltd.	664,000	532
Cathay Pacific Airways Ltd.	1,230,000	3,322
CNOOC Ltd.	415,000	807
Giordano International Ltd.	800,000	471
SJM Holdings Ltd.	634,000	724
United Laboratories Ltd.	838,000	1,622
Xingda International Holdings Ltd.	3,151,460	2,815

		10,293

	Shares	Value* (000s)
India—7.2%
Bank of Baroda	103,256	$2,010
Jet Airways India Ltd. (c)	52,422	949
Kotak Mahindra Bank Ltd.	72,195	762
Oriental Bank of Commerce	138,534	1,422
Punjab National Bank Ltd.	11,893	342
Rural Electrification Corp., Ltd.	181,072	1,378
Tata Motors Ltd.	118,535	2,888

		9,751

Indonesia—2.5%
Astra International Tbk PT	76,000	482
Bank Mandiri Tbk PT	452,000	364
Gudang Garam Tbk PT	100,500	581
Indocement Tunggal Prakarsa Tbk PT	346,000	714
Indofood CBP Sukses Makmur TBK PT (a)(c)(d)	851,200	514
Indofood Sukses Makmur Tbk PT	1,216,500	743

		3,398

Korea (Republic of)—15.9%
CJ CheilJedang Corp.	3,112	657
Hanil E-Wha Co., Ltd.	64,830	488
Honam Petrochemical Corp.	2,448	456
Hyundai Heavy Industries Co., Ltd.	7,180	2,062
Hyundai Mipo Dockyard	3,452	570
Hyundai Motor Co.	28,430	3,816
Industrial Bank of Korea	44,690	611
Kia Motors Corp.	62,850	2,029
Kolon Industries, Inc. (c)	13,146	879
LG Chemical Ltd.	14,005	4,095
Lotte Shopping Co., Ltd.	3,384	1,412
POSCO	1,131	514
Pyeong Hwa Automotive Co., Ltd.	40,876	598
Samsung Electronics Co., Ltd.	3,707	2,525
SKC Co., Ltd.	27,250	821

		21,533

Kuwait—0.1%
Global Investment House KSCC GDR (c)(d)	53,096	88

Malaysia—5.9%
Axiata Group Bhd. (c)	466,000	662
CIMB Group Holdings Bhd.	680,200	1,799
Genting Bhd.	697,300	2,238
Malayan Banking Bhd.	966,300	2,754
RHB Capital Bhd.	249,800	585

		8,038

Mexico—1.5%
Alfa SAB De C.V.	65,200	504
America Movil SAB De C.V. ADR, Class L	15,400	821

Schedule of Investments

AGIC Emerging Markets Opportunities Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Fomento Economico Mexicano SAB De C.V. ADR	13,100	$665

		1,990

Philippines—1.3%
Universal Robina Corp.	1,924,700	1,817

Poland—1.5%
KGHM Polska Miedz S.A.	25,016	1,007
Powszechna Kasa Oszczednosci Bank Polski S.A.	70,059	1,059

		2,066

Russia—5.5%
Gazprom OAO ADR	96,550	2,034
Lukoil OAO ADR	68,250	3,870
Sberbank of Russian Federation	274,798	764
Sistema JSFC GDR	25,950	701

		7,369

South Africa—4.3%
Exxaro Resources Ltd.	57,143	985
FirstRand Ltd.	330,832	1,016
Imperial Holdings Ltd.	50,150	814
Mondi Ltd.	66,149	541
MTN Group Ltd.	22,216	401
Shoprite Holdings Ltd.	83,412	1,182
Spar Group Ltd.	27,084	361
Woolworths Holdings Ltd.	118,703	460

		5,760

Taiwan—7.9%
Eva Airways Corp. (c)	613,000	534
Formosa Plastics Corp.	912,000	2,238
Hon Hai Precision Industry Co., Ltd.	12,240	46
HTC Corp.	65,000	1,476
Lite-On Technology Corp.	4,567	6
Radium Life Tech Co., Ltd.	1,401,870	1,885
Unimicron Technology Corp.	766,000	1,342
Uni-President Enterprises Corp.	2,082,000	2,702
Wistron NeWeb Corp.	204,000	453

		10,682

Thailand—2.1%
Banpu PCL	46,400	1,095
Thai Airways International PCL	916,600	1,268
Thai Union Frozen Products PCL	276,900	527

		2,890

Turkey—4.6%
Boyner Buyuk Magazacilik (c)	346,526	714
Gubre Fabrikalari T.A.S. (c)	84,609	780
KOC Holding AS	125,032	595
Sinpas Gayrimenkul Yatirim Ortakligi AS, REIT (c)	310,065	421
Tofas Turk Otomobil Fabrikasi AS	164,157	848
Turk Traktor ve Ziraat Makineleri AS	49,493	597

	Shares	Value* (000s)
Turkiye Garanti Bankasi AS	397,171	$2,301

		6,256

United Kingdom—0.7%
British American Tobacco PLC	25,122	951

Total Common Stock (cost—$99,677)		125,949

PREFERRED STOCK—4.6%
Brazil—4.6%
Banco Bradesco S.A.	178,690	3,582
Banco do Estado do Rio Grande do Sul, Class B	52,600	530
Investimentos Itau S.A.	87,190	666
Itau Unibanco Holding S.A.	24,600	588
Ultrapar Participacoes S.A.	14,300	860

Total Preferred Stock (cost—$5,143)		6,226

RIGHTS—0.0%
Thailand—0.0%
Thai Union Frozen Products PCL, expires 10/13/10 (c)(d) (cost—$0)	13,845	4

WARRANTS—0.0%

	Units
China—0.0%
Kingboard Chemical Holdings Ltd., expires 10/31/12 (c) (cost—$0)	14,104	9

Schedule of Investments

AGIC Emerging Markets Opportunities Fund

September 30, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $1,475; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $1,506, including accrued interest (cost—$1,475)	$1,475	$1,475

Total Investments (cost—$106,295) (b)—98.8%		133,663

Other assets less liabilities—1.2%		1,615

Net Assets—100.0%		$135,278

Notes to Schedule of Investments

(amounts in thousands):

(a)	Delayed-delivery. To be delivered after September 30, 2010.
(b)	Securities with an aggregate value of $103,598, representing 76.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.
(d)	Fair-Valued.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AGIC Global Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%
Australia—1.6%
Rio Tinto Ltd.	9,207	$684

Belgium—1.7%
Umicore	17,179	743

Brazil—3.2%
Banco do Brasil S.A.	32,000	607
Hypermarcas S.A. (b)	51,200	796

		1,403

Canada—2.1%
Potash Corp. of Saskatchewan, Inc.	6,300	908

China—3.3%
Bank of China Ltd.	1,344,000	705
Huabao International Holdings Ltd.	476,000	744
Peace Mark Holdings Ltd. (b)(c)	696,000	—

		1,449

France—8.0%
BNP Paribas	10,947	781
Compagnie Generale des Etablissements Michelin, Class B	8,052	614
Danone	14,559	873
Ingenico	23,655	691
Pernod-Ricard S.A.	6,800	569

		3,528

Germany—5.2%
Kabel Deutschland Holding AG (b)	24,228	961
MAN AG	5,709	622
Siemens AG	6,855	723

		2,306

Ireland—1.3%
C&C Group PLC	134,397	591

Israel—1.9%
Teva Pharmaceutical Industries Ltd. ADR	15,700	828

Italy—0.9%
Prysmian SpA	22,687	415

Japan—4.1%
Fanuc Ltd.	7,700	983
Honda Motor Co., Ltd.	23,300	829

		1,812

Malaysia—2.2%
CIMB Group Holdings Bhd.	366,000	968

	Shares	Value* (000s)
Netherlands—3.1%
ING Groep NV (b)	74,776	$775
Koninklijke KPN NV	36,704	569

		1,344

Singapore—1.8%
United Overseas Bank Ltd.	58,000	807

Spain—2.1%
Iberdrola Renovables S.A.	148,195	493
Tecnicas Reunidas S.A.	8,441	450

		943

Sweden—1.5%
Atlas Copco AB, Class A	33,000	638

Thailand—1.6%
Kasikornbank PCL	178,100	686

United Kingdom—15.2%
ARM Holdings PLC	136,773	851
AstraZeneca PLC	10,701	543
BG Group PLC	33,864	596
Croda International PLC	43,135	1,004
HSBC Holdings PLC	73,880	748
IG Group Holdings PLC	156,440	1,223
John Wood Group PLC	108,517	744
Kingfisher PLC	142,374	525
Petrofac Ltd.	21,329	460

		6,694

United States—36.7%
Apple, Inc. (b)	3,400	965
Bank of America Corp.	55,700	730
Cameron International Corp. (b)	15,900	683
Caterpillar, Inc.	12,000	944
Celgene Corp. (b)	12,300	709
Cisco Systems, Inc. (b)	32,200	705
Covidien PLC	17,600	707
Discover Financial Services	52,600	877
Ecolab, Inc.	19,500	989
FedEx Corp.	8,300	710
Guess?, Inc.	15,900	646
Hess Corp.	13,300	786
Hewlett-Packard Co.	17,800	749
Interpublic Group of Cos., Inc. (b)	69,200	694
JPMorgan Chase & Co.	17,600	670
Nike, Inc., Class B	8,700	697
Occidental Petroleum Corp.	9,600	752
Oracle Corp.	36,800	989
Target Corp.	14,800	791
Thermo Fisher Scientific, Inc. (b)	14,200	680

Schedule of Investments

AGIC Global Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Valspar Corp.	20,600	$656

		16,129

Total Common Stock (cost—$36,200)		42,876

PREFERRED STOCK—1.2%
Germany—1.2%
Henkel AG & Co. KGaA (cost—$461)	9,668	519

RIGHTS—0.0%
France—0.0%
Cie Generale des Etablissements Michelin, expires 10/13/10 (b) (cost—$0)	8,052	22

	Principal Amount (000s)
Repurchase Agreement—1.1%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $466; collateralized by U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $480, including accrued interest (cost—$466)	$466	466

Total Investments (cost—$37,127) (a)—99.8%		43,883

Other assets less liabilities—0.2%		87

Net Assets—100.0%		$43,970

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $23,166, representing 52.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.0%
Aerospace & Defense—4.7%
Precision Castparts Corp.	95,000	$12,098
United Technologies Corp.	271,000	19,303

		31,401

Air Freight & Logistics—2.2%
FedEx Corp.	169,679	14,508

Automobiles—0.9%
Ford Motor Co. (a)	487,000	5,961

Beverages—4.8%
Coca-Cola Co.	308,750	18,068
PepsiCo, Inc.	217,890	14,477

		32,545

Biotechnology—3.5%
Celgene Corp. (a)	167,190	9,632
Gilead Sciences, Inc. (a)	389,200	13,859

		23,491

Chemicals—2.6%
Air Products & Chemicals, Inc.	86,250	7,143
Mosaic Co.	176,890	10,394

		17,537

Communications Equipment—5.2%
Cisco Systems, Inc. (a)	803,720	17,602
QUALCOMM, Inc.	385,440	17,391

		34,993

Computers & Peripherals—7.4%
Apple, Inc. (a)	128,580	36,485
EMC Corp. (a)	662,194	13,449

		49,934

Construction & Engineering—1.2%
Fluor Corp.	165,000	8,172

Diversified Financial Services—3.1%
CME Group, Inc.	37,325	9,721
JPMorgan Chase & Co.	283,320	10,786

		20,507

Energy Equipment & Services—2.9%
Baker Hughes, Inc.	244,882	10,432
Weatherford International Ltd. (a)	523,802	8,957

		19,389

Food Products—4.5%
General Mills, Inc.	255,000	9,318
Kraft Foods, Inc., Class A	411,250	12,691
Mead Johnson Nutrition Co., Class A	150,000	8,536

		30,545

Health Care Equipment & Supplies—1.9%
Intuitive Surgical, Inc. (a)	9,400	2,667

	Shares	Value* (000s)
St. Jude Medical, Inc. (a)	249,690	$9,823

		12,490

Health Care Providers & Services—3.8%
CIGNA Corp.	334,540	11,970
Express Scripts, Inc. (a)	284,040	13,833

		25,803

Hotels, Restaurants & Leisure—3.7%
Marriott International, Inc., Class A	234,756	8,411
McDonald’s Corp.	224,168	16,703

		25,114

Insurance—3.0%
Genworth Financial, Inc., Class A (a)	584,296	7,140
Prudential Financial, Inc.	239,750	12,990

		20,130

Internet & Catalog Retail—1.4%
Amazon.com, Inc. (a)	61,049	9,588

Internet Software & Services—3.7%
Google, Inc., Class A (a)	47,660	25,059

IT Services—2.0%
Cognizant Technology Solutions Corp., Class A (a)	213,495	13,764

Machinery—2.7%
Cummins, Inc.	111,170	10,070
Joy Global, Inc.	111,990	7,875

		17,945

Media—1.7%
Walt Disney Co.	350,000	11,588

Metals & Mining—1.6%
Freeport-McMoRan Copper & Gold, Inc.	125,350	10,704

Oil, Gas & Consumable Fuels—5.4%
EOG Resources, Inc.	81,400	7,568
Exxon Mobil Corp.	331,493	20,483
PetroHawk Energy Corp. (a)	526,542	8,498

		36,549

Pharmaceuticals—3.3%
Merck & Co., Inc.	291,905	10,745
Teva Pharmaceutical Industries Ltd. ADR	215,460	11,366

		22,111

Road & Rail—2.2%
Union Pacific Corp.	183,143	14,981

Semiconductors & Semiconductor Equipment—2.9%
Broadcom Corp., Class A	198,887	7,039
Intel Corp.	656,430	12,623

		19,662

Schedule of Investments

AGIC Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Software—6.3%
Citrix Systems, Inc. (a)	164,843	$11,249
Microsoft Corp.	774,000	18,955
VMware, Inc., Class A (a)	145,000	12,316

		42,520

Specialty Retail—3.4%
Home Depot, Inc.	380,090	12,041
TJX Cos., Inc.	244,130	10,896

		22,937

Textiles, Apparel & Luxury Goods—1.1%
Polo Ralph Lauren Corp.	84,400	7,584

Wireless Telecommunication Services—2.9%
America Movil SAB De C.V. ADR, Ser. L	160,444	8,557
American Tower Corp., Class A (a)	208,300	10,677

		19,234

Total Common Stock (cost—$573,393)		646,746

WARRANTS—1.0%

	Units
Diversified Financial Services—1.0%
Bank of America Corp., expires 1/16/19 (a) (cost—$8,350)	1,000,000	6,490

	Principal Amount (000s)
Repurchase Agreement—4.1%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $27,948; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $28,512 including accrued interest (cost—$27,948)	$27,948	27,948

Total Investments (cost—$609,691)—101.1%		681,184

Liabilities in excess of other assets—(1.1)%		(7,270)

Net Assets—100.0%		$673,914

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—32.9%
Aerospace & Defense—0.4%
L-3 Communications Holdings, Inc. (f)	13,500	$976

Auto Components—0.9%
Johnson Controls, Inc.	68,100	2,077

Automobiles—0.9%
Ford Motor Co. (f)(g)	162,300	1,987

Beverages—2.2%
Coca-Cola Co.	27,507	1,610
Molson Coors Brewing Co., Class B	37,800	1,785
PepsiCo, Inc.	27,000	1,794

		5,189

Biotechnology—0.3%
Gilead Sciences, Inc. (g)	19,100	680

Communications Equipment—2.3%
Cisco Systems, Inc. (g)	85,300	1,868
Harris Corp. (f)	33,400	1,480
QUALCOMM, Inc. (f)	43,200	1,949

		5,297

Computers & Peripherals—1.8%
Apple, Inc. (f)(g)	7,600	2,157
EMC Corp. (f)(g)	101,100	2,053

		4,210

Construction & Engineering—0.7%
Fluor Corp.	33,200	1,644

Diversified Telecommunication Services—0.8%
Frontier Communications Corp.	4,465	37
Verizon Communications, Inc.	54,500	1,776

		1,813

Electronic Equipment, Instruments & Components—0.8%
Amphenol Corp., Class A (f)	38,800	1,900

Energy Equipment & Services—2.5%
Diamond Offshore Drilling, Inc.	24,700	1,674
National-Oilwell Varco, Inc. (f)	48,700	2,166
Schlumberger Ltd.	31,300	1,928

		5,768

Health Care Equipment & Supplies—1.5%
Baxter International, Inc.	36,100	1,722
Intuitive Surgical, Inc. (g)	6,550	1,859

		3,581

Health Care Providers & Services—1.5%
McKesson Corp.	23,600	1,458
Medco Health Solutions, Inc. (f)(g)	39,300	2,046

		3,504

	Shares	Value* (000s)
Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	22,100	$1,646
PartyGaming PLC (g)	203,300	879

		2,525

Household Durables—0.2%
Stanley Black & Decker, Inc.	7,447	456

Household Products—0.7%
Procter & Gamble Co.	27,700	1,661

Industrial Conglomerates—1.5%
General Electric Co.	95,722	1,555
Textron, Inc.	97,700	2,009

		3,564

Insurance—0.8%
Prudential Financial, Inc. (f)	35,600	1,929

Internet Software & Services—0.7%
Google, Inc., Class A (g)	2,975	1,564

IT Services—0.7%
International Business Machines Corp. (f)	11,900	1,596

Life Sciences Tools & Services—0.1%
Life Technologies Corp. (g)	3,368	157

Machinery—2.2%
AGCO Corp. (f)(g)	44,500	1,736
Deere & Co. (f)	23,700	1,654
Joy Global, Inc. (f)	26,000	1,828

		5,218

Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc. (f)	27,250	2,327

Multiline Retail—0.7%
Target Corp.	32,300	1,726

Oil, Gas & Consumable Fuels—1.9%
Occidental Petroleum Corp.	23,300	1,824
Peabody Energy Corp. (f)	41,200	2,019
Whiting Petroleum Corp. (g)	6,281	600

		4,443

Pharmaceuticals—1.6%
Abbott Laboratories	30,800	1,609
Bristol-Myers Squibb Co.	61,800	1,676
Merck & Co., Inc.	9,437	347

		3,632

Schedule of Investments

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

		Shares	Value* (000s)
Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.		73,300	$1,410
Texas Instruments, Inc.		72,000	1,954

			3,364

Software—1.7%
Microsoft Corp.		75,500	1,849
Oracle Corp. (f)		81,600	2,191

			4,040

Total Common Stock (cost—$81,129)			76,828

CORPORATE BONDS & NOTES—30.6%

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)
Aerospace & Defense—0.4%
Triumph Group, Inc.,
8.00%, 11/15/17	B1/B+	$985	1,015

Apparel & Textiles—0.5%
Oxford Industries, Inc.,
11.375%, 7/15/15	B1/BB-	105	119
Quiksilver, Inc.,
6.875%, 4/15/15	Caa1/CCC	1,000	952

			1,071

Automotive—2.0%
American Axle & Manufacturing, Inc.,
7.875%, 3/1/17	B3/B-	1,025	1,021
Cooper-Standard Automotive, Inc.,
8.50%, 5/1/18 (a)	B2/B+	1,040	1,084
Exide Technologies,
10.50%, 3/15/13	B3/B-	730	750
Navistar International Corp.,
8.25%, 11/1/21	B1/BB-	925	992
Titan International, Inc.,
7.875%, 10/1/17 (a)(b)	B1/B+	865	878

			4,725

Building & Construction—0.5%
K Hovnanian Enterprises, Inc.,
10.625%, 10/15/16	B1/CCC+	315	317
Standard Pacific Corp.,
8.375%, 5/15/18	B3/B-	770	774

			1,091

Building Products—0.1%
Louisiana-Pacific Corp.,
13.00%, 3/15/17	Ba3/BBB-	228	244

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Chemicals—0.7%
Hexion US Finance Corp.,
8.875%, 2/1/18	B3/CCC+	$600	$591
Huntsman International LLC,
8.625%, 3/15/20	B3/B-	1,085	1,128

			1,719

Commercial Products—0.2%
RSC Equipment Rental, Inc.,
9.50%, 12/1/14	Caa2/B-	400	417

Commercial Services—2.8%
ARAMARK Corp.,
8.50%, 2/1/15	B3/B	725	758
Avis Budget Car Rental LLC,
7.75%, 5/15/16	B3/B	975	963
Cardtronics, Inc.,
8.25%, 9/1/18	B2/BB-	500	529
Hertz Corp.,
10.50%, 1/1/16	B3/CCC+	500	534
Interactive Data Corp.,
10.25%, 8/1/18 (a)	Caa1/B-	960	1,032
KAR Auction Services, Inc.,
8.75%, 5/1/14	B3/CCC+	400	418
National Money Mart Co.,
10.375%, 12/15/16	B2/B+	1,000	1,070
PHH Corp.,
9.25%, 3/1/16 (a)	Ba2/BB+	1,120	1,170

			6,474

Communications—0.2%
Affinion Group, Inc.,
11.50%, 10/15/15	Caa1/B-	500	531

Computer Services—0.2%
Stream Global Services, Inc.,
11.25%, 10/1/14	B1/B+	320	317
Unisys Corp.,
12.75%, 10/15/14 (a)	Ba1/BB	99	118

			435

Construction & Engineering—0.1%
MasTec, Inc.,
7.625%, 2/1/17	B1/B+	200	201

Consumer Products—0.6%
Jarden Corp.,
7.50%, 5/1/17	B1/B	300	312
Revlon Consumer Products Corp.,
9.75%, 11/15/15	B3/B-	1,005	1,060

			1,372

Diversified Manufacturing—0.2%
Harland Clarke Holdings Corp.,
9.50%, 5/15/15	Caa1/B-	400	381

Schedule of Investments

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Electronics—0.8%
General Cable Corp.,
7.125%, 4/1/17	Ba3/B+	$400	$408
Kemet Corp.,
10.50%, 5/1/18 (a)	B1/B	1,000	1,051
Sanmina-SCI Corp.,
8.125%, 3/1/16	B2/CCC+	440	453

			1,912

Energy—0.7%
Arch Coal, Inc.,
7.25%, 10/1/20	B1/BB-	1,000	1,061
Cloud Peak Energy Resources LLC,
8.25%, 12/15/17	B1/NR	450	478
Consol Energy, Inc.,
8.00%, 4/1/17 (a)	B1/BB	175	190

			1,729

Entertainment—0.3%
AMC Entertainment, Inc.,
11.00%, 2/1/16	Caa1/CCC+	750	804

Financial Services—2.8%
Ally Financial, Inc.,
6.75%, 12/1/14	B3/B	720	757
7.50%, 9/15/20 (a)	B3/B	305	326
American General Finance Corp.,
6.90%, 12/15/17	B3/B	600	504
CB Richard Ellis Services, Inc.,
11.625%, 6/15/17	Ba3/B+	300	349
CIT Group Funding Co. of Delaware LLC,
10.25%, 5/1/15	B3/B+	1,000	1,038
CIT Group, Inc.,
7.00%, 5/1/16	B3/B+	530	525
Ford Motor Credit Co. LLC,
8.125%, 1/15/20	Ba3/B+	885	1,019
International Lease Finance Corp.,
6.375%, 3/25/13	B1/BB+	235	237
8.625%, 9/15/15 (a)	B1/BB+	565	606
SLM Corp.,
8.45%, 6/15/18	Ba1/BBB-	1,070	1,082

			6,443

Healthcare & Hospitals—1.2%
Community Health Systems, Inc.,
8.875%, 7/15/15	B3/B	450	479
HCA, Inc.,
9.25%, 11/15/16	B2/BB-	700	760
Sun Healthcare Group, Inc.,
9.125%, 4/15/15	B3/CCC+	525	559

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
UHS Escrow Corp.,
7.00%, 10/1/18 (a)	B1/B+	$1,000	$1,037

			2,835

Hotels/Gaming—1.4%
Harrah’s Operating Co., Inc.,
11.25%, 6/1/17	Caa1/B	380	418
12.75%, 4/15/18 (a)	Ca/CCC	1,110	1,041
MGM Resorts International,
11.375%, 3/1/18	Caa1/CCC+	750	718
Scientific Games Corp.,
8.125%, 9/15/18 (a)	B1/BB-	985	1,009

			3,186

Household Products—0.4%
Libbey Glass, Inc.,
10.00%, 2/15/15 (a)	B2/B	920	994

Internet Software & Services—0.4%
Equinix, Inc.,
8.125%, 3/1/18	Ba2/B+	645	692
Terremark Worldwide, Inc.,
12.00%, 6/15/17	B1/B-	300	344

			1,036

Leisure—0.7%
NCL Corp. Ltd.,
11.75%, 11/15/16	B3/B+	750	844
Travelport LLC,
9.875%, 9/1/14	B3/CCC+	750	775

			1,619

Machinery—0.3%
Baldor Electric Co.,
8.625%, 2/15/17	B3/B	450	484
Terex Corp.,
7.375%, 1/15/14	B1/BB-	200	205

			689

Multi-Media—2.1%
Cablevision Systems Corp.,
8.625%, 9/15/17	B1/B+	1,020	1,127
CCO Holdings LLC,
7.875%, 4/30/18 (a)	B2/B	285	297
Clear Channel Worldwide Holdings, Inc.,
9.25%, 12/15/17	B2/B	525	559
DISH DBS Corp.,
7.125%, 2/1/16	Ba3/BB-	1,000	1,057
Media General, Inc.,
11.75%, 2/15/17	B2/B	495	538
Mediacom Broadband LLC,
8.50%, 10/15/15	B3/B-	550	565
Sirius XM Radio, Inc.,
8.75%, 4/1/15 (a)	Caa1/B	750	801

			4,944

Schedule of Investments

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Oil & Gas—1.9%
Allis-Chalmers Energy, Inc.,
9.00%, 1/15/14	Caa1/B-	$1,000	$1,015
El Paso Corp.,
8.25%, 2/15/16	Ba3/BB-	300	335
Energy Transfer Equity L.P.,
7.50%, 10/15/20	Ba2/BB-	1,020	1,079
OPTI Canada, Inc.,
8.25%, 12/15/14	Caa3/B-	550	421
Petrohawk Energy Corp.,
7.25%, 8/15/18 (a)	B3/B+	500	512
7.875%, 6/1/15	B3/B+	500	526
Pioneer Drilling Co.,
9.875%, 3/15/18 (a)	B3/B	500	514

			4,402

Paper/Paper Products—0.2%
Neenah Paper, Inc.,
7.375%, 11/15/14	B1/BB-	550	553

Printing/Publishing—1.2%
Cenveo Corp.,
7.875%, 12/1/13	Caa1/B-	590	572
Cenveo Corp.,
10.50%, 8/15/16 (a)	B3/B-	1,000	1,028
McClatchy Co.,
11.50%, 2/15/17	B1/B-	1,030	1,101

			2,701

Retail—0.9%
Inergy L.P.,
8.25%, 3/1/16	Ba3/B+	500	528
Neiman Marcus Group, Inc.,
10.375%, 10/15/15	Caa2/CCC+	1,080	1,139
Rite Aid Corp.,
8.625%, 3/1/15	Caa3/CCC	410	356

			2,023

Technology—1.7%
Advanced Micro Devices, Inc.,
8.125%, 12/15/17	Ba3/B+	965	1,023
Amkor Technology, Inc.,
9.25%, 6/1/16	Ba3/BB-	470	507
First Data Corp.,
9.875%, 9/24/15	Caa1/B-	950	781
Freescale Semiconductor, Inc.,
8.875%, 12/15/14	Caa2/CCC	755	758
10.125%, 3/15/18 (a)	B2/B-	500	535
Seagate HDD Cayman,
6.875%, 5/1/20 (a)	Ba1/BB+	495	486

			4,090

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Telecommunications—3.9%
Cincinnati Bell, Inc.,
8.75%, 3/15/18	B3/B-	$1,060	$1,039
Crown Castle International Corp.,
9.00%, 1/15/15	B1/B-	1,000	1,108
DigitalGlobe, Inc.,
10.50%, 5/1/14	Ba3/BBB-	800	894
Global Crossing Ltd.,
12.00%, 9/15/15	B2/B	500	567
Hughes Network Systems LLC,
9.50%, 4/15/14	B1/B	600	624
Intelsat Jackson Holdings S.A.,
9.50%, 6/15/16	B3/B+	700	750
ITC Deltacom, Inc.,
10.50%, 4/1/16	B3/B-	1,070	1,093
Millicom International Cellular S.A.,
10.00%, 12/1/13	B1/NR	200	207
Nextel Communications, Inc.,
7.375%, 8/1/15	Ba2/BB-	550	555
NII Capital Corp.,
8.875%, 12/15/19	B1/BB-	430	480
West Corp.,
11.00%, 10/15/16	Caa1/B-	950	1,014
Windstream Corp.,
8.625%, 8/1/16	Ba3/B+	750	797

			9,128

Transportation—0.5%
Aircastle Ltd.,
9.75%, 8/1/18 (a)	Ba3/BB+	1,150	1,196

Utilities—0.2%
Edison Mission Energy,
7.00%, 5/15/17	B3/B-	500	364

Wholesale—0.5%
WESCO Distribution, Inc.,
7.50%, 10/15/17	B1/B	1,075	1,080

Total Corporate Bonds & Notes
(cost—$68,727)			71,404

CONVERTIBLE BONDS—25.0%
Aerospace & Defense—0.6%
AAR Corp.,
1.75%, 2/1/26	NR/BB	675	643
Triumph Group, Inc.,
2.625%, 10/1/26	NR/NR	550	786

			1,429

Schedule of Investments

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Airlines—0.3%
Continental Airlines, Inc.,
4.50%, 1/15/15	B3/CCC+	$550	$799

Auto Components—1.4%
BorgWarner, Inc.,
3.50%, 4/15/12	NR/BBB	600	1,002
Titan International, Inc.,
5.625%, 1/15/17 (a)	NR/B+	700	1,036
TRW Automotive, Inc.,
3.50%, 12/1/15 (a)	B2/B+	750	1,183

			3,221

Biotechnology—0.8%
Illumina, Inc.,
0.625%, 2/15/14	NR/NR	375	848
United Therapeutics Corp.,
0.50%, 10/15/11	NR/NR	700	1,061

			1,909

Building/Construction—0.8%
D.R. Horton, Inc.,
2.00%, 5/15/14	Ba3/BB-	825	910
Lennar Corp.,
2.00%, 12/1/20 (a)	B3/BB-	1,000	946

			1,856

Communications—1.8%
Interpublic Group of Cos., Inc.,
4.75%, 3/15/23	Ba2/BB	1,000	1,136
Priceline.com, Inc.,
1.25%, 3/15/15 (a)	NR/NR	900	1,200
Symantec Corp.,
1.00%, 6/15/13	NR/BBB	600	649
TeleCommunication Systems, Inc.,
4.50%, 11/1/14 (a)	NR/NR	300	260
VeriSign, Inc.,
3.25%, 8/15/37	NR/NR	875	948

			4,193

Consumer Services—0.9%
Alliance Data Systems Corp.,
1.75%, 8/1/13	NR/NR	660	686
Coinstar, Inc.,
4.00%, 9/1/14	NR/BB+	605	788
United Rentals, Inc.,
4.00%, 11/15/15	NR/NR	500	758

			2,232

Distributors—0.4%
WESCO International, Inc.,
6.00%, 9/15/29	NR/B	550	894

Diversified Manufacturing—0.8%
Actuant Corp.,
2.00%, 11/15/23	NR/B+	800	948

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Griffon Corp.,
4.00%, 1/15/17 (a)	NR/NR	$775	$825

			1,773

Electrical Equipment—0.6%
EnerSys,
3.375%, 6/1/38 (i)	B2/BB	975	987
General Cable Corp.,
0.875%, 11/15/13	Ba3/B+	515	464

			1,451

Electronics—0.3%
Itron, Inc.,
2.50%, 8/1/26	NR/B-	575	645

Energy—0.1%
Covanta Holding Corp.,
1.00%, 2/1/27	Ba3/B	175	170

Healthcare—1.1%
American Medical Systems Holdings, Inc.,
4.00%, 9/15/41	NR/BB-	885	1,100
AMERIGROUP Corp.,
2.00%, 5/15/12	NR/BB	725	836
Kinetic Concepts, Inc.,
3.25%, 4/15/15 (a)	NR/BB-	550	553

			2,489

Hotels/Gaming—1.2%
Gaylord Entertainment Co.,
3.75%, 10/1/14 (a)	NR/NR	625	819
MGM Resorts International,
4.25%, 4/15/15 (a)	Caa1/CCC+	900	833
Wyndham Worldwide Corp.,
3.50%, 5/1/12	Ba1/BBB-	500	1,116

			2,768

Insurance—0.5%
American Equity Investment Life Holding Co.,
3.50%, 9/15/15 (a)	NR/NR	400	416
MGIC Investment Corp.,
5.00%, 5/1/17	NR/CCC+	750	822

			1,238

Internet Software & Services—0.4%
Equinix, Inc.,
2.50%, 4/15/12	NR/B-	800	865

Materials & Processing—1.2%
Alcoa, Inc.,
5.25%, 3/15/14	Baa3/NR	300	603

Schedule of Investments

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Newmont Mining Corp.,
1.25%, 7/15/14	NR/BBB+	$500	$731
Steel Dynamics, Inc.,
5.125%, 6/15/14	NR/BB+	700	795
U.S. Steel Corp.,
4.00%, 5/15/14	Ba2/BB	500	774

			2,903

Multi-Media—0.7%
Liberty Media LLC,
3.125%, 3/30/23	B1/BB-	800	885
3.50%, 1/15/31	B1/BB-	1,480	796

			1,681

Oil & Gas—1.6%
Cameron International Corp.,
2.50%, 6/15/26	Baa1/BBB+	900	1,167
Core Laboratories L.P.,
0.25%, 10/31/11	NR/NR	345	673
Exterran Holdings, Inc.,
4.25%, 6/15/14	NR/BB	545	655
Hornbeck Offshore Services, Inc.,
VRN,
1.625%, 11/15/26 (i)	NR/B+	400	348
Newpark Resources, Inc.,
4.00%, 10/1/17 (b)	NR/CCC+	255	271
Pioneer Natural Resources Co.,
2.875%, 1/15/38	NR/BB+	425	534

			3,648

Pharmaceuticals—1.7%
BioMarin Pharmaceutical, Inc.,
1.875%, 4/23/17	NR/B-	900	1,123
Endo Pharmaceuticals Holdings, Inc.,
1.75%, 4/15/15	NR/NR	700	891
Salix Pharmaceuticals Ltd.,
2.75%, 5/15/15	NR/NR	750	860
Valeant Pharmaceuticals International, Inc.,
5.375%, 8/1/14 (a)	NR/NR	550	988

			3,862

Real Estate Investment Trust—1.0%
Boston Properties L.P.,
3.75%, 5/15/36	NR/A-	700	776
Digital Realty Trust L.P.,
5.50%, 4/15/29 (a)	NR/NR	445	683
Host Hotels & Resorts L.P.,
2.50%, 10/15/29 (a)	NR/BB+	675	824

			2,283

Retail—0.7%
RadioShack Corp.,
2.50%, 8/1/13 (a)	Ba1/NR	900	1,021

	Credit Rating (Moody’s/S&P)	Principal Amount (000s)	Value* (000s)
Saks, Inc.,
2.00%, 3/15/24	B3/B+	$700	$650

			1,671

Technology—3.9%
Cadence Design Systems, Inc.,
2.625%, 6/1/15 (a)	NR/NR	950	1,129
Concur Technologies, Inc.,
2.50%, 4/15/15 (a)	NR/NR	1,000	1,147
CSG Systems International, Inc.,
3.00%, 3/1/17 (a)	NR/NR	825	819
Micron Technology, Inc.,
1.875%, 6/1/14	NR/B	700	626
NetApp, Inc.,
1.75%, 6/1/13	NR/NR	635	1,036
Nuance Communications, Inc.,
2.75%, 8/15/27	NR/B-	690	753
Rovi Corp.,
2.625%, 2/15/40 (a)	NR/NR	650	809
Salesforce.com, Inc.,
0.75%, 1/15/15 (a)	NR/NR	500	718
SanDisk Corp.,
1.50%, 8/15/17	NR/BB-	700	652
Teradyne, Inc.,
4.50%, 3/15/14	NR/NR	285	618
Veeco Instruments, Inc.,
4.125%, 4/15/12	NR/NR	550	740

			9,047

Telecommunications—2.2%
Anixter International, Inc.,
1.00%, 2/15/13	NR/B+	870	916
Ciena Corp.,
4.00%, 3/15/15 (a)	NR/NR	1,000	1,079
Finisar Corp.,
5.00%, 10/15/29	NR/NR	400	777
Qwest Communications International, Inc.,
3.50%, 11/15/25	Ba3/B+	610	803
SBA Communications Corp.,
1.875%, 5/1/13	NR/NR	650	733
Time Warner Telecom, Inc.,
2.375%, 4/1/26	B3/B-	750	879

			5,187

Total Convertible Bonds (cost—$56,534)			58,214

Schedule of Investments

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

	Credit Rating (Moody’s/S&P)	Shares	Value* (000s)
CONVERTIBLE PREFERRED STOCK—6.4%
Banking—0.3%
Barclays Bank PLC,
10.00% due 3/15/11
(Teva Pharmaceutical Industries Ltd. ADR) (h)	A/A+	10	$523

Commercial Services & Supplies—0.3%
Avery Dennison Corp.,
7.875%, 11/15/20	NR/BB+	20,900	784

Consumer Finance—0.3%
SLM Corp., Ser. C,
7.25%, 12/15/10	Ba3/BB-	1,100	660

Diversified Financial Services—1.0%
AMG Capital Trust I,
5.10%, 4/15/36
(Affiliated Managers Group, Inc.) (h)	NR/BB	20,400	877
Bank of America Corp., Ser. L,
7.25%, 1/30/13 (e)	Ba3/BB	700	688
Citigroup, Inc.,
7.50%, 12/15/12	NR/NR	6,700	794

			2,359

Electric—0.6%
NextEra Energy, Inc.,
8.375%, 6/1/12	NR/NR	8,800	467
PPL Corp.,
9.50%, 7/1/13	NR/NR	15,800	902

			1,369

Financial Services—0.8%
Bank of America Corp.,
10.00% due 2/24/11
(Schlumberger Ltd.) (h)	A2/A	8	494
Fifth Third Bancorp, Ser. G,
8.50%, 6/30/13 (e)	Ba1/BB	5,600	723
Lehman Brothers Holdings, Inc. (c)(d)(h),
6.00%, 10/12/10
(General Mills, Inc.)	NR/NR	7,700	25
28.00%, 3/6/09
(Transocean Ltd.)	NR/NR	1,350	18
Wells Fargo & Co., Ser. L,
7.50%, 3/15/13 (e)	Ba1/A-	565	569

			1,829

Food Products—0.6%
Archer-Daniels-Midland Co.,
6.25%, 6/1/41	NR/BBB+	23,500	971
Bunge Ltd.,
4.875%, 12/1/11 (e)	Ba1/BB	4,050	353

			1,324

	Credit Rating (Moody’s/S&P)	Shares	Value* (000s)
Household Durables—0.3%
Newell Financial Trust I,
5.25%, 12/1/27
(Newell Rubbermaid, Inc.) (h)	WR/BB	19,700	779

Insurance—0.8%
American International Group, Inc.,
8.50%, 8/1/11	Ba2/NR	69,200	594
Assured Guaranty Ltd.,
8.50%, 6/1/12	NR/NR	6,300	$454
XL Group PLC,
10.75%, 8/15/11	Baa2/BBB-	25,000	787

			1,835

Oil & Gas—0.3%
ATP Oil & Gas Corp.,
8.00%, 10/1/14 (a)(e)	NR/NR	4,700	334
Chesapeake Energy Corp.,
5.00%, 11/15/10 (e)	NR/B	5,100	422

			756

Oil, Gas & Consumable Fuels—0.2%
Apache Corp., Ser. D,	NR/NR
6.00%, 8/1/13		9,200	534

Pharmaceuticals—0.2%
Mylan, Inc.,
6.50%, 11/15/10	NR/B	500	559

Real Estate Investment Trust—0.3%
Alexandria Real Estate Equities, Inc., Ser. D,
7.00%, 4/20/13 (e)	NR/NR	29,200	683

Transportation Infrastructure—0.4%
Kansas City Southern,
5.125%, 2/20/11 (e)	NR/B-	625	818

Total Convertible Preferred Stock (cost—$16,366)			14,812

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—4.7%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $11,054; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $11,277, including accrued interest (cost—$11,054)	$11,054	$11,054

Total Investments before options written (cost—$233,810)—99.6%		232,312

Schedule of Investments (continued)

AGIC Income & Growth Fund

September 30, 2010 (unaudited)

OPTIONS WRITTEN (g)—(0.1)%

	Contracts
Call Options—(0.1)%
AGCO Corp. (CBOE), strike price $40, expires 10/16/10	290	(16)
Amphenol Corp. (CBOE), strike price $50, expires 10/16/10	245	(26)
Apple, Inc. (CBOE), strike price $290, expires 10/16/10	50	(20)
Deere & Co. (CBOE), strike price $75, expires 10/16/10	150	(3)
EMC Corp. (CBOE), strike price $22, expires 10/16/10	710	(4)
Ford Motor Co. (CBOE), strike price $13, expires 10/16/10	225	(2)
Freeport-McMoRan Copper & Gold, Inc. (CBOE), strike price $90, expires 10/16/10	180	(14)
International Business Machines Corp. (CBOE), strike price $135, expires 10/16/10	85	(12)
Joy Global, Inc. (CBOE), strike price $70, expires 10/16/10	160	(40)
Medco Health Solutions, Inc. (CBOE), strike price $50, expires 10/16/10	120	(29)
National Oilwell Varco, Inc. (CBOE), strike price $43, expires 10/16/10	150	(32)
Oracle Corp. (CBOE), strike price $28, expires 10/16/10	570	(8)
Peabody Energy Corp. (CBOE), strike price $50, expires 10/16/10	215	(21)
Prudential Financial, Inc. (CBOE), strike price $57.50, expires 10/16/10	110	(5)

	Contracts	Value* (000s)
QUALCOMM, Inc. (CBOE), strike price $46, expires 10/16/10	195	$(11)

Total Call Options Written (premiums received—$212)		(243)

Total Investments net of options written (cost—$233,598)—99.5%		232,069

Other assets less other liabilities—0.5%		1,261

Net Assets—100.0%		$233,330

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	When-issued. To be settled after September 30, 2010.
(c)	In default.
(d)	Fair-Valued.
(e)	Perpetual maturity. Maturity date shown is the first call date.
(f)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(g)	Non-income producing.
(h)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

NR—Not Rated

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on September 30, 2010.

WR—Withdrawn Rating

Other Investments:

Transactions in options written for the three months ended September 30, 2010 (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2010	1,155	$44
Options written	10,425	549
Options terminated in closing transactions	(4,425)	(194)
Options expired	(3,700)	(187)

Options outstanding, September 30, 2010	3,455	$212

Schedule of Investments

AGIC International Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.4%
Australia—6.6%
Australia & New Zealand Banking Group Ltd.	70,270	$1,609
Avoca Resources Ltd. (b)	336,600	976
BHP Billiton Ltd.	33,326	1,271
Newcrest Mining Ltd.	14,087	539
Rio Tinto Ltd.	29,379	2,183
St. Barbara Ltd. (b)	1,058,585	398

		6,976

Belgium—3.0%
Anheuser-Busch InBev NV	10,439	615
Bekaert S.A.	7,700	2,037
KBC Groep NV (b)	11,588	520

		3,172

China—2.4%
Baidu, Inc. ADR (b)	4,100	421
China Minsheng Banking Corp., Ltd., Class H	277,500	248
China Yurun Food Group Ltd.	93,000	346
Great Wall Motor Co., Ltd.	372,000	1,007
PICC Property & Casualty Co., Ltd. (b)	350,000	474

		2,496

Denmark—1.6%
Danisco A/S	5,700	507
Novo Nordisk A/S, Class B	11,925	1,180

		1,687

Finland—3.7%
Sampo Oyj, Class A	54,641	1,476
Stora Enso Oyj, Class R	98,700	979
UPM-Kymmene Oyj	82,197	1,410

		3,865

France—9.7%
BNP Paribas	36,672	2,617
Natixis (b)	188,659	1,081
Renault S.A. (b)	15,707	809
Rhodia S.A.	36,165	867
Sanofi-Aventis S.A.	19,945	1,328
SEB S.A.	5,238	450
Societe BIC S.A.	7,217	579
Total S.A.	34,116	1,763
Vivendi S.A.	28,814	790

		10,284

Germany—9.4%
BASF SE	7,334	462
Bayerische Motoren Werke AG	39,682	2,784
Daimler AG (b)	21,350	1,351
Deutsche Lufthansa AG (b)	82,932	1,523
Deutsche Telekom AG	111,036	1,519

	Shares	Value* (000s)
Fresenius Medical Care AG & Co. KGaA	15,083	$932
Siemens AG	12,999	1,371

		9,942

Hong Kong—3.6%
Cathay Pacific Airways Ltd.	414,000	1,118
First Pacific Co., Ltd.	448,000	406
PCCW Ltd.	2,623,000	953
SJM Holdings Ltd.	671,000	766
United Laboratories Ltd.	280,000	542

		3,785

Israel—0.5%
Teva Pharmaceutical Industries Ltd. ADR	11,200	591

Italy—0.4%
Enel SpA	81,661	437

Japan—18.2%
Canon, Inc.	14,200	663
Central Japan Railway Co.	78	574
Dainippon Screen Manufacturing Co., Ltd.	100,000	516
Dena Co., Ltd.	40,410	1,273
Exedy Corp.	13,300	401
Fanuc Ltd.	2,200	281
Hitachi Ltd.	542,000	2,372
Isuzu Motors Ltd.	227,000	878
ITOCHU Corp.	106,000	970
Komatsu Ltd.	25,800	600
Melco Holdings, Inc.	12,100	408
Mitsubishi Corp.	45,700	1,086
Mitsubishi UFJ Financial Group, Inc.	227,100	1,054
Mitsui OSK Lines Ltd.	119,000	749
Nippon Light Metal Co., Ltd.	237,000	444
Nippon Telegraph & Telephone Corp.	27,900	1,222
Nissan Motor Co., Ltd.	124,500	1,090
Ryobi Ltd.	231,000	858
Saizeriya Co., Ltd.	58,900	1,135
Sumitomo Trust & Banking Co., Ltd.	60,000	301
Unicharm Corp.	32,700	1,318
Zeon Corp.	118,000	980

		19,173

Netherlands—5.0%
Aegon NV (b)	174,429	1,047
ING Groep NV (b)	100,099	1,038
Koninklijke DSM NV	22,274	1,143
Koninklijke KPN NV	58,951	913

Schedule of Investments

AGIC International Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Koninklijke Philips Electronics NV	19,909	$627
Nutreco Holding NV	6,550	479

		5,247

Norway—1.3%
DnB NOR ASA	97,300	1,328

Singapore—0.5%
Yangzijiang Shipbuilding Holdings Ltd.	394,000	528

Spain—2.2%
Inditex S.A.	7,924	630
Tecnicas Reunidas S.A.	15,985	853
Viscofan S.A.	26,951	889

		2,372

Switzerland—5.7%
Nestle S.A.	62,954	3,356
Novartis AG	41,555	2,392
Zurich Financial Services AG	1,314	308

		6,056

United Kingdom—21.6%
Aggreko PLC	42,854	1,059
AstraZeneca PLC	40,464	2,054
BP PLC	82,396	564
British American Tobacco PLC	67,891	2,535
BT Group PLC	956,039	2,101
Burberry Group PLC	18,981	311
Centrica PLC	157,896	803
HSBC Holdings PLC (c)	102,800	1,042
HSBC Holdings PLC	121,143	1,225
Legal & General Group PLC	222,465	362
Lloyds TSB Group PLC (b)	497,543	577
Reckitt Benckiser Group PLC	30,706	1,691
Rio Tinto PLC	7,720	452
Royal Bank of Scotland Group PLC (b)	547,205	406
Royal Dutch Shell PLC, Class B	66,212	1,934
RSA Insurance Group PLC	760,554	1,563
Standard Chartered PLC	38,050	1,121
Tullow Oil PLC	12,892	258
Vodafone Group PLC	908,766	2,242
Xstrata PLC	25,646	491

		22,791

Total Common Stock (cost—$88,649)		100,730

PREFERRED STOCK—3.2%
Germany—3.2%
Hugo Boss AG	7,794	452
ProSiebenSat.1 Media AG	96,247	2,282

	Shares	Value* (000s)
Volkswagen AG	5,442	$657

Total Preferred Stock (cost—$1,952)		3,391

	Principal Amount (000s)
Repurchase Agreement—1.0%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $1,059; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $1,084 including accrued interest (cost—$1,059)	$1,059	1,059

Total Investments (cost—$91,660) (a)—99.6%		105,180

Other assets less liabilities—0.4%		429

Net Assets—100.0%		$105,609

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $103,109, representing 97.6% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Security trading on Hong Kong Stock Exchange.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Mid-Cap Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.4%
Aerospace & Defense—1.2%
L-3 Communications Holdings, Inc.	1,200	$87

Airlines—2.9%
Delta Air Lines, Inc. (a)	6,500	75
Southwest Airlines Co.	9,700	127

		202

Auto Components—2.8%
Lear Corp. (a)	1,100	87
TRW Automotive Holdings Corp. (a)	2,700	112

		199

Beverages—2.7%
Dr. Pepper Snapple Group, Inc.	3,200	114
Hansen Natural Corp. (a)	1,700	79

		193

Biotechnology—1.6%
Dendreon Corp. (a)	1,800	74
Human Genome Sciences, Inc. (a)	1,400	42

		116

Chemicals—3.3%
Ashland, Inc.	1,200	59
International Flavors & Fragrances, Inc.	2,800	136
PPG Industries, Inc.	500	36

		231

Commercial Banks—0.6%
Fulton Financial Corp.	4,500	41

Commercial Services & Supplies—0.6%
Avery Dennison Corp.	1,100	41

Communications Equipment—0.5%
Harris Corp.	800	35

Computers & Peripherals—5.8%
Lexmark International, Inc. (a)	2,700	120
SanDisk Corp. (a)	3,300	121
Seagate Technology PLC (a)	4,800	57
Western Digital Corp. (a)	3,900	111

		409

Construction & Engineering—2.2%
Chicago Bridge & Iron Co. NV (a)	2,800	69
URS Corp. (a)	2,300	87

		156

Distributors—1.5%
Genuine Parts, Co.	2,400	107

Diversified Consumer Services—2.7%
Career Education Corp. (a)	4,000	86

	Shares	Value* (000s)
Sotheby’s	2,800	$103

		189

Electrical Equipment—2.1%
Hubbell, Inc., Class B	1,100	56
Thomas & Betts Corp. (a)	2,300	94

		150

Electronic Equipment, Instruments & Components—2.1%
Dolby Laboratories, Inc., Class A (a)	700	40
Itron, Inc. (a)	1,800	110

		150

Energy Equipment & Services—0.5%
Noble Corp.	1,000	34

Food Products—1.9%
Corn Products International, Inc.	1,000	38
Tyson Foods, Inc., Class A	6,200	99

		137

Gas Utilities—2.7%
Energen Corp.	2,000	92
Questar Corp.	5,900	103

		195

Health Care Equipment & Supplies—3.0%
CareFusion Corp. (a)	4,000	99
Hologic, Inc. (a)	7,100	114

		213

Health Care Providers & Services—4.4%
Cardinal Health, Inc.	3,100	102
Health Net, Inc. (a)	3,900	106
Humana, Inc. (a)	2,100	106

		314

Hotels, Restaurants & Leisure—2.8%
Chipotle Mexican Grill, Inc., Class A (a)	500	86
Starbucks Corp.	4,400	113

		199

Household Durables—1.4%
Whirlpool Corp.	1,200	97

Insurance—2.1%
Assurant, Inc.	2,200	90
Symetra Financial Corp.	5,500	57

		147

Internet & Catalog Retail—1.5%
Priceline.com, Inc. (a)	300	104

Internet Software & Services—0.8%
WebMD Health Corp. (a)	1,100	55

IT Services—3.0%
Amdocs Ltd. (a)	3,900	112

Schedule of Investments

AGIC Mid-Cap Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Computer Sciences Corp.	2,200	$101

		213

Machinery—8.5%
Bucyrus International, Inc.	1,900	132
Joy Global, Inc.	2,300	162
Navistar International Corp. (a)	2,300	100
Oshkosh Corp. (a)	1,600	44
Pall Corp.	1,000	42
Toro Co.	2,100	118

		598

Media—2.5%
CBS Corp., Class B	7,700	122
Interpublic Group of Cos., Inc. (a)	5,600	56

		178

Metals & Mining—0.8%
Cliffs Natural Resources, Inc.	900	57

Multiline Retail—3.8%
Dollar Tree, Inc. (a)	3,250	158
Macy’s, Inc.	4,800	111

		269

Office Electronics—0.6%
Zebra Technologies Corp., Class A, Class A (a)	1,300	44

Oil, Gas & Consumable Fuels—1.5%
Sunoco, Inc.	2,900	106

Paper & Forest Products—0.5%
Domtar Corp.	600	38

Pharmaceuticals—4.4%
Endo Pharmaceuticals Holdings, Inc. (a)	3,600	119
Forest Laboratories, Inc. (a)	4,000	124
King Pharmaceuticals, Inc. (a)	6,900	69

		312

Real Estate Investment Trust—4.9%
Apartment Investment & Management Co.	4,100	88
MFA Financial, Inc.	13,800	105
Rayonier, Inc.	2,100	105
UDR, Inc.	2,200	47

		345

Road & Rail—1.6%
Kansas City Southern (a)	3,000	112

Semiconductors & Semiconductor Equipment—2.6%
Lam Research Corp. (a)	900	38
LSI Logic Corp. (a)	6,600	30
Marvell Technology Group Ltd. (a)	2,800	49

	Shares	Value* (000s)
Novellus Systems, Inc. (a)	2,400	$64

		181

Software—5.6%
Activision Blizzard, Inc.	6,000	65
BMC Software, Inc. (a)	3,100	125
CA, Inc.	6,500	137
Intuit, Inc. (a)	1,500	66

		393

Specialty Retail—2.9%
Bed Bath & Beyond, Inc. (a)	800	35
Limited Brands, Inc.	4,900	131
TJX Cos., Inc.	800	36

		202

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc.	800	34

Total Common Stock (cost—$6,344)		6,883

	Principal Amount (000s)
Repurchase Agreement—2.6%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $182; collateralized by Fannie Mae, 4.75%, due 12/15/10, valued at $190 including accrued interest (cost—$182)	$182	182

Total Investments (cost—$6,526)—100.0%		7,065

Other assets less liabilities—0.0%		3

Net Assets—100.0%		$7,068

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AGIC Opportunity Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.7%
Aerospace & Defense—3.6%
AerCap Holdings NV (a)	550,641	$6,514
Aerovironment, Inc. (a)	166,267	3,700

		10,214

Airlines—1.2%
Copa Holdings S.A., Class A	62,097	3,348

Auto Components—0.8%
Tenneco, Inc. (a)	82,735	2,397

Biotechnology—4.2%
AMAG Pharmaceuticals, Inc. (a)	135,299	2,328
BioMarin Pharmaceutical, Inc. (a)	230,914	5,161
Cubist Pharmaceuticals, Inc. (a)	187,424	4,384

		11,873

Capital Markets—2.9%
Financial Engines, Inc. (a)	189,450	2,516
Greenhill & Co., Inc.	41,295	3,276
MF Global Holdings Ltd. (a)	333,680	2,402

		8,194

Commercial Services & Supplies—4.9%
EnerNOC, Inc. (a)	83,500	2,623
Higher One Holdings, Inc. (a)	262,995	4,337
Innerworkings, Inc. (a)	683,068	4,488
Mobile Mini, Inc. (a)	154,730	2,373

		13,821

Communications Equipment—1.9%
Acme Packet, Inc. (a)	67,314	2,554
Ciena Corp. (a)	183,725	2,860

		5,414

Construction & Engineering—0.8%
Chicago Bridge & Iron Co. NV (a)	93,900	2,296

Consumer Finance—1.1%
World Acceptance Corp. (a)	68,975	3,046

Diversified Consumer Services—2.8%
American Public Education, Inc. (a)	241,692	7,942

Electrical Equipment—0.3%
China Ming Yang Wind Power Group Ltd. ADR (a)	66,557	932

Health Care Equipment & Supplies—7.2%
Abaxis, Inc. (a)	183,000	4,227
Align Technology, Inc. (a)	213,397	4,178
Masimo Corp.	139,066	3,798
NuVasive, Inc. (a)	229,537	8,066

		20,269

	Shares	Value* (000s)
Health Care Providers & Services—1.6%
IPC The Hospitalist Co., Inc. (a)	160,781	$4,393

Health Care Technology—1.0%
Quality Systems, Inc.	43,900	2,911

Hotels, Restaurants & Leisure—2.9%
Buffalo Wild Wings, Inc. (a)	57,277	2,743
Life Time Fitness, Inc. (a)	140,167	5,532

		8,275

Household Durables—1.7%
Tempur-Pedic International, Inc. (a)	153,201	4,749

Insurance—0.9%
First American Financial Corp.	170,250	2,544

Internet Software & Services—5.5%
Archipelago Learning, Inc. (a)	188,057	2,251
Constant Contact, Inc. (a)	156,775	3,360
Terremark Worldwide, Inc. (a)	242,009	2,502
VistaPrint NV (a)	193,632	7,484

		15,597

IT Services—3.3%
Echo Global Logistics, Inc. (a)	182,361	2,329
Sapient Corp.	247,728	2,965
Syntel, Inc.	93,479	4,160

		9,454

Life Sciences Tools & Services—0.8%
Parexel International Corp. (a)	98,088	2,269

Machinery—0.9%
RBC Bearings, Inc. (a)	78,844	2,679

Metals & Mining—2.4%
Haynes International, Inc.	85,046	2,970
Horsehead Holding Corp. (a)	377,109	3,722

		6,692

Oil, Gas & Consumable Fuels—12.1%
Comstock Resources, Inc. (a)	404,522	9,098
Goodrich Petroleum Corp. (a)	531,725	7,747
PetroHawk Energy Corp. (a)	561,859	9,068
Quicksilver Resources, Inc. (a)	436,291	5,497
Scorpio Tankers, Inc. (a)	242,048	2,733

		34,143

Pharmaceuticals—3.0%
Cardiome Pharma Corp. (a)	401,026	2,446
Durect Corp. (a)	1,055,399	2,681
POZEN, Inc. (a)	463,834	3,284

		8,411

Schedule of Investments

AGIC Opportunity Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Professional Services—2.4%
Corporate Executive Board Co.	131,401	$4,147
Resources Connection, Inc.	183,842	2,530

		6,677

Road & Rail—3.7%
Celadon Group, Inc. (a)	190,190	2,626
Knight Transportation, Inc.	159,225	3,078
Old Dominion Freight Line, Inc. (a)	101,843	2,589
Vitran Corp., Inc. (a)	210,018	2,300

		10,593

Semiconductors & Semiconductor Equipment—8.4%
Atheros Communications, Inc. (a)	267,374	7,045
Netlogic Microsystems, Inc. (a)	207,728	5,729
Rubicon Technology, Inc. (a)	68,915	1,564
Teradyne, Inc. (a)	857,377	9,551

		23,889

Software—3.9%
Commvault Systems, Inc. (a)	109,324	2,846
NetSuite, Inc. (a)	100,008	2,357
Rosetta Stone, Inc. (a)	144,188	3,062
SuccessFactors, Inc. (a)	113,694	2,855

		11,120

Specialty Retail—3.1%
Cabela’s, Inc. (a)	197,450	3,747
Talbots, Inc. (a)	381,275	4,995

		8,742

Textiles, Apparel & Luxury Goods—4.2%
Crocs, Inc. (a)	374,625	4,874
Iconix Brand Group, Inc. (a)	263,467	4,611
Under Armour, Inc., Class A (a)	51,740	2,330

		11,815

Thrifts & Mortgage Finance—2.4%
MGIC Investment Corp. (a)	742,420	6,853

Trading Companies & Distributors—0.8%
Titan Machinery, Inc. (a)	137,818	2,246

Transportation Infrastructure—3.0%
Aegean Marine Petroleum Network, Inc.	514,612	8,563

Total Common Stock (cost—$252,960)		282,361

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.4%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $3,920; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $4,000 including accrued interest (cost—$3,920)	$3,920	$3,920

Total Investments (cost—$256,880)—101.1%		286,281

Liabilities in excess of other assets—(1.1)%		(3,139)

Net Assets—100.0%		$283,142

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Pacific Rim Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.2%
Australia—18.5%
Australia & New Zealand Banking Group Ltd.	119,828	$2,744
BHP Billiton Ltd.	113,140	4,313
BHP Billiton Ltd. ADR	11,200	855
Boart Longyear Group	619,612	1,898
Incitec Pivot Ltd.	1,104,831	3,846
National Australia Bank Ltd.	93,758	2,297
Qantas Airways Ltd. (b)	601,855	1,624
Rio Tinto Ltd.	70,031	5,204
Wesfarmers Ltd.	58,741	1,870
Woodside Petroleum Ltd.	36,796	1,561

		26,212

China—7.9%
Anhui Conch Cement Co., Ltd.	496,000	2,257
Baidu, Inc. ADR (b)	12,800	1,313
China Railway Construction Corp., Ltd.	1,287,500	1,731
China Yurun Food Group Ltd.	527,000	1,959
Sinopharm Group Co.	410,400	1,690
Zhuzhou CSR Times Electric Co., Ltd.	680,000	2,190

		11,140

Hong Kong—7.8%
BOC Hong Kong Holdings Ltd.	1,017,000	3,214
Hong Kong Electric Holdings Ltd.	113,000	686
Hong Kong Exchange & Clearing Ltd.	38,200	751
Hongkong Land Holdings Ltd.	232,000	1,442
MTR Corp.	479,000	1,811
Wharf Holdings Ltd.	493,000	3,156

		11,060

India—2.0%
Rural Electrification Corp., Ltd.	194,718	1,482
Zee Entertainment Enterprises Ltd.	204,052	1,371

		2,853

Japan—44.8%
Asahi Breweries Ltd.	36,900	739
Canon, Inc.	66,800	3,120
Dena Co., Ltd.	25,400	800
Denso Corp.	61,200	1,818
East Japan Railway Co.	17,800	1,075
FamilyMart Co., Ltd.	57,700	2,069
Fanuc Ltd.	34,100	4,353
Fast Retailing Co., Ltd.	5,300	747
Fujitsu Ltd.	219,000	1,541
Hamamatsu Photonics KK	22,100	721
Honda Motor Co., Ltd.	183,800	6,540
Honda Motor Co., Ltd. ADR	31,000	1,103

	Shares	Value* (000s)
Japan Tobacco, Inc.	357	$1,190
JFE Holdings, Inc.	21,700	664
Keihin Corp.	92,000	1,893
Keyence Corp.	3,100	676
Komatsu Ltd.	102,700	2,389
Marubeni Corp.	506,000	2,861
Mitsubishi Corp.	84,000	1,996
Mitsubishi UFJ Financial Group, Inc.	552,800	2,567
Mitsui & Co., Ltd.	50,800	755
Nintendo Co., Ltd.	3,000	752
Nippon Telegraph & Telephone Corp.	48,300	2,116
Nitto Denko Corp.	40,000	1,567
NTT DoCoMo, Inc.	1,106	1,847
Olympus Corp.	51,000	1,337
Santen Pharmaceutical Co., Ltd.	29,600	1,025
Sony Corp.	31,400	969
Sony Corp. ADR	23,800	736
Sumitomo Corp.	273,900	3,532
Sumitomo Mitsui Financial Group, Inc.	66,800	1,947
Tokio Marine Holdings, Inc.	84,200	2,271
Tokyo Electric Power Co., Inc.	84,100	2,054
Toshiba Corp.	391,000	1,891
Tsuruha Holdings, Inc.	21,700	914
Unicharm Corp.	18,000	726

		63,301

Korea (Republic of)—3.2%
Hyundai Motor Co.	17,824	2,392
Samsung Electronics Co., Ltd.	3,036	2,068

		4,460

Malaysia—2.5%
CIMB Group Holdings Bhd.	1,317,200	3,484

Singapore—5.0%
DBS Group Holdings Ltd.	266,224	2,848
Singapore Airlines Ltd.	196,000	2,437
SATS Ltd.	849,000	1,840

		7,125

Taiwan—2.5%
HTC Corp.	33,000	749
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	204,500	2,074
Young Fast Optoelectronics Co., Ltd.	61,000	696

		3,519

Thailand—1.3%
Kasikornbank PCL	465,200	1,791

United Kingdom—3.7%
HSBC Holdings PLC	121,533	1,232
HSBC Holdings PLC ADR	29,900	1,513

Schedule of Investments

AGIC Pacific Rim Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Rio Tinto PLC ADR	16,200	$951
Standard Chartered PLC	49,550	1,460

		5,156

Total Common Stock (cost—$128,769)		140,101

	Principal Amount (000s)
Repurchase Agreement—0.2%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $275; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $281 including accrued interest (cost—$275)	$275	275

Total Investments (cost—$129,044) (a)—99.4%		140,376

Other assets less liabilities—0.6%		904

Net Assets—100.0%		$141,280

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $131,556, representing 93.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

AGIC Systematic Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.1%
Aerospace & Defense—3.4%
L-3 Communications Holdings, Inc.	7,400	$535
Raytheon Co.	9,100	416
United Technologies Corp.	6,000	427

		1,378

Air Freight & Logistics—1.1%
United Parcel Service, Inc., Class B	6,600	440

Auto Components—1.7%
Autoliv, Inc.	10,200	666

Automobiles—1.0%
Ford Motor Co. (a)	33,300	407

Beverages—2.1%
Coca-Cola Co.	8,600	503
Dr. Pepper Snapple Group, Inc.	10,000	355

		858

Capital Markets—1.1%
E*Trade Financial Corp. (a)	30,900	449

Chemicals—2.3%
Ashland, Inc.	3,800	185
CF Industries Holdings, Inc.	4,700	449
Cytec Industries, Inc.	4,800	271

		905

Commercial Services & Supplies—1.0%
Waste Connections, Inc. (a)	9,700	385

Communications Equipment—4.2%
Cisco Systems, Inc. (a)	37,100	812
F5 Networks, Inc. (a)	4,100	426
QUALCOMM, Inc.	9,500	429

		1,667

Computers & Peripherals—12.2%
Apple, Inc. (a)	7,100	2,015
EMC Corp. (a)	23,800	483
Hewlett-Packard Co.	28,000	1,178
Lexmark International, Inc. (a)	5,600	250
NetApp, Inc. (a)	9,800	488
SanDisk Corp. (a)	8,200	301
Western Digital Corp. (a)	5,400	153

		4,868

Containers & Packaging—0.9%
Ball Corp.	6,500	383

Diversified Consumer Services—1.4%
DeVry, Inc.	11,500	566

	Shares	Value* (000s)
Electric Utilities—1.5%
PPL Corp.	22,800	$621

Electrical Equipment—3.3%
AMETEK, Inc.	8,500	406
Emerson Electric Co.	9,300	490
Roper Industries, Inc.	6,300	410

		1,306

Energy Equipment & Services—1.3%
Schlumberger Ltd.	8,400	518

Food & Staples Retailing—3.3%
SUPERVALU, Inc.	35,900	414
Wal-Mart Stores, Inc.	16,800	899

		1,313

Food Products—3.1%
Corn Products International, Inc.	12,600	473
Hormel Foods Corp.	8,600	384
Tyson Foods, Inc., Class A	24,500	392

		1,249

Health Care Providers & Services—5.5%
Express Scripts, Inc. (a)	12,800	623
Medco Health Solutions, Inc. (a)	19,900	1,036
UnitedHealth Group, Inc.	14,800	520

		2,179

Hotels, Restaurants & Leisure—3.2%
Chipotle Mexican Grill, Inc., Class A (a)	2,800	482
McDonald’s Corp.	5,000	372
Yum! Brands, Inc.	8,800	405

		1,259

Industrial Conglomerates—1.0%
3M Co.	4,600	399

Insurance—0.6%
Prudential Financial, Inc.	4,100	222

Internet & Catalog Retail—0.9%
NetFlix, Inc. (a)	2,200	357

Internet Software & Services—1.1%
Google, Inc., Class A (a)	800	421

IT Services—4.2%
Cognizant Technology Solutions Corp., Class A (a)	3,700	239
International Business Machines Corp.	10,700	1,435

		1,674

Machinery—5.6%
Caterpillar, Inc.	5,500	433

Schedule of Investments

AGIC Systematic Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Cummins, Inc.	4,700	$426
Danaher Corp.	12,000	487
Deere & Co.	5,600	391
Timken Co.	13,500	517

		2,254

Media—1.2%
Comcast Corp., Class A	26,600	481

Metals & Mining—1.7%
Freeport-McMoRan Copper & Gold, Inc.	5,400	461
Newmont Mining Corp.	3,400	214

		675

Multiline Retail—2.2%
Dollar Tree, Inc. (a)	9,500	463
Target Corp.	7,900	422

		885

Oil, Gas & Consumable Fuels—9.3%
ConocoPhillips	7,400	425
Exxon Mobil Corp.	33,300	2,057
Peabody Energy Corp.	7,300	358
Sunoco, Inc.	10,500	383
Whiting Petroleum Corp. (a)	5,200	497

		3,720

Paper & Forest Products—0.5%
International Paper Co.	8,900	194

Pharmaceuticals—1.3%
Abbott Laboratories	10,000	522

Professional Services—1.0%
FTI Consulting, Inc. (a)	12,000	416

Real Estate Investment Trust—1.0%
Annaly Capital Management, Inc.	22,600	398

Road & Rail—1.0%
Union Pacific Corp.	4,900	401

Semiconductors & Semiconductor Equipment—2.4%
Altera Corp.	15,100	455
Intel Corp.	25,900	498

		953

Software—6.3%
Microsoft Corp.	34,600	847
Nuance Communications, Inc. (a)	29,200	457
Oracle Corp.	31,100	835
Symantec Corp. (a)	24,600	373

		2,512

Specialty Retail—2.2%
Limited Brands, Inc.	17,200	461

	Shares	Value* (000s)
TJX Cos., Inc.	9,100	$406

		867

Tobacco—1.0%
Altria Group, Inc.	16,600	399

Total Common Stock (cost—$35,583)		39,167

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $349; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $356, including accrued interest (cost—$349)	$349	349

Total Investments (cost—$35,932)—99.0%		39,516

Other assets less liabilities—1.0%		391

Net Assets—100.0%		$39,907

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AGIC Target Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—100.1%
Aerospace & Defense—6.3%
AerCap Holdings NV (a)	300,000	$3,549
BE Aerospace, Inc. (a)	150,000	4,547
Precision Castparts Corp.	50,000	6,368
Rockwell Collins, Inc.	90,000	5,242

		19,706

Auto Components—1.3%
BorgWarner, Inc. (a)	80,000	4,209

Biotechnology—2.5%
BioMarin Pharmaceutical, Inc. (a)	158,600	3,545
Celgene Corp. (a)	71,020	4,091

		7,636

Capital Markets—1.3%
Affiliated Managers Group, Inc. (a)	50,000	3,900

Chemicals—4.3%
Air Products & Chemicals, Inc.	50,000	4,141
Ashland, Inc.	93,900	4,580
CF Industries Holdings, Inc.	50,000	4,775

		13,496

Communications Equipment—1.2%
F5 Networks, Inc. (a)	13,000	1,349
Finisar Corp. (a)	125,000	2,349

		3,698

Computers & Peripherals—3.2%
NetApp, Inc. (a)	200,000	9,958

Construction & Engineering—1.6%
KBR, Inc.	205,200	5,056

Diversified Financial Services—2.5%
IntercontinentalExchange, Inc. (a)	73,000	7,645

Electrical Equipment—0.3%
China Ming Yang Wind Power Group Ltd. ADR (a)	74,035	1,036

Electronic Equipment, Instruments & Components—3.1%
Dolby Laboratories, Inc., Class A (a)	100,000	5,681
Itron, Inc. (a)	65,000	3,980

		9,661

Energy Equipment & Services—1.6%
Weatherford International Ltd. (a)	300,000	5,130

Food & Staples Retailing—1.0%
Whole Foods Market, Inc. (a)	85,000	3,154

	Shares	Value* (000s)
Food Products—4.3%
Del Monte Foods Co.	350,000	$4,589
Hershey Co.	75,000	3,569
Mead Johnson Nutrition Co., Class A	90,000	5,122

		13,280

Health Care Equipment & Supplies—3.0%
Intuitive Surgical, Inc. (a)	4,400	1,248
NuVasive, Inc. (a)	95,900	3,370
St. Jude Medical, Inc. (a)	116,800	4,595

		9,213

Health Care Providers & Services—4.3%
CIGNA Corp.	142,200	5,088
Express Scripts, Inc. (a)	100,460	4,892
WellCare Health Plans, Inc. (a)	119,300	3,455

		13,435

Hotels, Restaurants & Leisure—4.2%
Darden Restaurants, Inc.	90,000	3,850
Las Vegas Sands Corp. (a)	150,000	5,228
Marriott International, Inc., Class A	110,000	3,941

		13,019

Insurance—3.0%
Assured Guaranty Ltd.	250,000	4,278
Progressive Corp.	246,000	5,134

		9,412

Internet & Catalog Retail—2.5%
NetFlix, Inc. (a)	20,000	3,243
Priceline.com, Inc. (a)	13,000	4,529

		7,772

Internet Software & Services—5.0%
Akamai Technologies, Inc. (a)	90,000	4,516
Baidu, Inc. ADR (a)	40,000	4,105
Equinix, Inc. (a)	35,000	3,582
GSI Commerce, Inc. (a)	135,000	3,335

		15,538

IT Services—3.2%
Cognizant Technology Solutions Corp., Class A (a)	155,000	9,993

Life Sciences Tools & Services—1.8%
Life Technologies Corp. (a)	119,400	5,575

Machinery—4.2%
Cummins, Inc.	55,000	4,982
Flowserve Corp.	41,000	4,486
Joy Global, Inc.	50,000	3,516

		12,984

Media—4.5%
Discovery Communications, Inc., Class A (a)	125,000	5,444

Schedule of Investments

AGIC Target Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Scripps Networks Interactive, Inc., Class A	101,500	$4,829
Viacom, Inc., Class B	100,000	3,619

		13,892

Metals & Mining—0.8%
Freeport-McMoRan Copper & Gold, Inc.	30,000	2,562

Multiline Retail—2.0%
Dollar Tree, Inc. (a)	127,500	6,217

Oil, Gas & Consumable Fuels—5.1%
Brigham Exploration Co. (a)	200,000	3,750
PetroHawk Energy Corp. (a)	350,000	5,649
Pioneer Natural Resources Co.	100,000	6,503

		15,902

Pharmaceuticals—2.0%
Mylan, Inc. (a)	328,100	6,172

Professional Services—1.4%
Verisk Analytics, Inc., Class A (a)	160,000	4,482

Road & Rail—1.2%
Kansas City Southern (a)	100,000	3,741

Semiconductors & Semiconductor Equipment—4.6%
Altera Corp.	175,000	5,278
ARM Holdings PLC ADR	250,000	4,690
Marvell Technology Group Ltd. (a)	250,000	4,378

		14,346

Software—2.8%
Check Point Software Technologies Ltd. (a)	100,000	3,693
Citrix Systems, Inc. (a)	75,000	5,118

		8,811

Specialty Retail—2.1%
Tiffany & Co.	65,000	3,054
Urban Outfitters, Inc. (a)	109,000	3,427

		6,481

Textiles, Apparel & Luxury Goods—3.8%
Crocs, Inc. (a)	200,000	2,602
Polo Ralph Lauren Corp.	63,000	5,661
V.F. Corp.	45,000	3,646

		11,909

Thrifts & Mortgage Finance—1.0%
MGIC Investment Corp. (a)	350,000	3,230

Wireless Telecommunication Services—3.1%
American Tower Corp., Class A (a)	190,000	9,739

Total Common Stock (cost—$244,456)		311,990

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.0%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $3,055; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $3,117 including accrued interest (cost—$3,055)	$3,055	$3,055

Total Investments (cost—$247,511)—101.1%		315,045

Liabilities in excess of other assets—(1.1)%		(3,456)

Net Assets—100.0%		$311,589

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.6%
Aerospace & Defense—2.4%
Northrop Grumman Corp.	7,600	$461

Capital Markets—2.2%
Federated Investors, Inc., Class B	19,100	435

Commercial Services & Supplies—2.1%
RR Donnelley & Sons Co.	24,000	407

Consumer Finance—1.2%
Cash America International, Inc.	6,700	235

Diversified Financial Services—1.0%
Bank of America Corp.	15,200	199

Diversified Telecommunication Services—5.3%
CenturyLink, Inc.	13,100	517
Windstream Corp.	41,600	511

		1,028

Electric Utilities—1.4%
Edison International	7,600	261

Energy Equipment & Services—2.5%
Tidewater, Inc.	10,800	484

Food & Staples Retailing—1.9%
SUPERVALU, Inc.	32,200	371

Food Products—2.6%
Corn Products International, Inc.	13,400	502

Gas Utilities—5.2%
Atmos Energy Corp.	16,600	486
UGI Corp.	17,900	512

		998

Health Care Equipment & Supplies—1.1%
Medtronic, Inc.	6,300	212

Health Care Providers & Services—2.3%
Cardinal Health, Inc.	13,400	443

Household Products—2.5%
Kimberly-Clark Corp.	7,500	488

Industrial Conglomerates—2.6%
3M Co.	5,800	503

Insurance—9.6%
Allstate Corp.	14,500	457

	Shares	Value* (000s)
Reinsurance Group of America, Inc.	9,500	$459
RenaissanceRe Holdings Ltd.	8,300	498
Unum Group	20,000	443

		1,857

Machinery—2.7%
Crane Co.	13,700	520

Media—2.6%
CBS Corp., Class B	31,300	496

Metals & Mining—5.1%
Reliance Steel & Aluminum Co.	11,900	494
Yamana Gold, Inc.	43,000	490

		984

Multi-Utilities—2.6%
Nisource, Inc.	29,300	510

Office Electronics—2.7%
Xerox Corp.	50,100	519

Oil, Gas & Consumable Fuels—16.7%
Apache Corp.	5,100	499
Chevron Corp.	5,800	470
Cimarex Energy Co.	6,100	404
ConocoPhillips	8,600	494
Energy Coal Resources, Inc. (a)(b)(c)	26,000	—
Nexen, Inc.	21,400	430
Royal Dutch Shell PLC ADR, Class A	8,100	488
Total S.A. ADR	8,600	444

		3,229

Pharmaceuticals—7.5%
GlaxoSmithKline PLC ADR	12,200	482
Pfizer, Inc.	27,200	467
Valeant Pharmaceuticals International, Inc.	20,000	501

		1,450

Real Estate Investment Trust—4.6%
Annaly Capital Management, Inc.	24,600	433
Hospitality Properties Trust	20,400	455

		888

Software—2.2%
Microsoft Corp.	17,400	426

Specialty Retail—2.5%
Limited Brands, Inc.	18,000	482

Textiles, Apparel & Luxury Goods—2.5%
VF Corp.	6,000	486

Total Common Stock (cost—$18,582)		18,874

Schedule of Investments

NFJ All-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
PREFERRED STOCK—0.0%
Oil, Gas & Consumable Fuels—0.0%
Energy Coal Resources, Inc., Class A (a)(b)(c) (cost—$97)	4,383	—

	Principal Amount (000s)
Repurchase Agreement—0.9%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $182; collateralized by U.S. Treasury Notes, 1.375%, due 5/15/13, valued at $190, including accrued interest (cost—$182)	$182	$182

Total Investments (cost—$18,861)—98.5%		19,056

Other assets less liabilities—1.5%		288

Net Assets—100.0%		$19,344

Notes to Schedule of Investments:

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(b)	Fair-Valued.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.9%
Aerospace & Defense—4.2%
Lockheed Martin Corp.	1,800,000	$128,304
Northrop Grumman Corp.	2,500,000	151,575

		279,879

Beverages—1.9%
Coca-Cola Co.	2,232,000	130,617

Capital Markets—1.5%
Ameriprise Financial, Inc.	2,099,400	99,365

Chemicals—2.4%
Lubrizol Corp.	1,500,000	158,955

Commercial Banks—1.8%
Wells Fargo & Co.	4,903,800	123,232

Commercial Services & Supplies—3.9%
RR Donnelley & Sons Co.	8,000,000	135,680
Waste Management, Inc.	3,500,000	125,090

		260,770

Communications Equipment—2.0%
Harris Corp.	3,000,000	132,870

Diversified Telecommunication Services—6.0%
AT&T, Inc.	4,776,100	136,596
CenturyLink, Inc.	3,425,000	135,151
Verizon Communications, Inc.	3,998,500	130,311

		402,058

Electric Utilities—1.8%
Edison International	3,481,400	119,725

Energy Equipment & Services—4.2%
Diamond Offshore Drilling, Inc.	4,129,100	279,829

Food Products—1.8%
Kraft Foods, Inc., Class A	4,000,000	123,440

Health Care Equipment & Supplies—4.0%
Baxter International, Inc.	2,776,800	132,481
Medtronic, Inc.	4,000,000	134,320

		266,801

Household Products—1.9%
Kimberly-Clark Corp.	2,000,000	130,100

Industrial Conglomerates—2.2%
General Electric Co.	9,214,400	149,734

	Shares	Value* (000s)
Insurance—5.7%
Allstate Corp.	4,300,000	$135,665
MetLife, Inc.	3,139,000	120,695
Travelers Cos., Inc.	2,500,000	130,250

		386,610

IT Services—1.9%
International Business Machines Corp.	975,000	130,786

Media—2.0%
McGraw-Hill Cos., Inc.	4,000,000	132,240

Metals & Mining—2.0%
Freeport-McMoRan Copper & Gold, Inc.	1,600,000	136,624

Multi-Utilities—1.8%
Ameren Corp.	4,300,000	122,120

Office Electronics—2.2%
Xerox Corp.	14,000,000	144,900

Oil, Gas & Consumable Fuels—16.1%
Chesapeake Energy Corp.	6,438,000	145,821
Chevron Corp.	1,771,500	143,580
ConocoPhillips	4,912,100	282,102
Marathon Oil Corp.	4,000,000	132,400
Royal Dutch Shell PLC ADR, Class A	2,200,000	132,660
Total S.A. ADR	4,750,000	245,100

		1,081,663

Pharmaceuticals—10.1%
GlaxoSmithKline PLC ADR	6,500,000	256,880
Johnson & Johnson	2,200,000	136,312
Pfizer, Inc.	16,500,000	283,305

		676,497

Real Estate Investment Trust—2.9%
Annaly Capital Management, Inc.	11,000,000	193,600

Semiconductors & Semiconductor Equipment—4.2%
Intel Corp.	14,657,800	281,869

Textiles, Apparel & Luxury Goods—1.8%
VF Corp.	1,500,000	121,530

Thrifts & Mortgage Finance—3.6%
Hudson City Bancorp, Inc.	10,000,000	122,600
New York Community Bancorp, Inc.	7,500,000	121,875

		244,475

Schedule of Investments

NFJ Dividend Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Tobacco—4.0%
Altria Group, Inc.	5,375,500	$129,120
Reynolds American, Inc.	2,400,000	142,536

		271,656

Total Common Stock (cost—$6,803,383)		6,581,945

	Principal Amount (000s)
Repurchase Agreement—1.9%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $125,856; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $128,375 including accrued interest (cost—$125,856)	$125,856	125,856

Total Investments (cost—$6,929,239)—99.8%		6,707,801

Other assets less liabilities—0.2%		11,694

Net Assets—100.0%		$6,719,495

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ International Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.4%
Australia—3.4%
Australia & New Zealand Banking Group Ltd. ADR	1,326,300	$30,425
Telstra Corp. Ltd. ADR	2,000,000	25,380

		55,805

Belgium—3.1%
Delhaize Group S.A. ADR	700,000	50,652

Bermuda—1.0%
Frontline Ltd.	600,000	17,058

Brazil—11.0%
Banco Bradesco S.A. ADR	1,704,600	34,740
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,450,300	66,003
Cia Paranaense de Energia ADR, Class P	2,300,000	51,175
Petroleo Brasileiro S.A. ADR	800,000	29,016

		180,934

Canada—9.3%
Agrium, Inc.	400,000	29,996
Nexen, Inc.	1,690,000	33,969
Toronto-Dominion Bank	450,000	32,517
TransCanada Corp.	428,700	15,913
Yamana Gold, Inc.	3,650,000	41,610

		154,005

China—1.0%
Yanzhou Coal Mining Co., Ltd. ADR	714,000	17,400

Finland—0.8%
Nokia Oyj ADR	1,404,800	14,090

France—2.6%
France Telecom S.A. ADR	2,000,000	43,060

Germany—2.1%
Siemens AG ADR	325,000	34,255

Ireland—1.7%
CRH PLC ADR	1,666,500	27,731

Israel—1.0%
Teva Pharmaceutical Industries Ltd. ADR	300,000	15,825

Japan—6.4%
Fuji Heavy Industries Ltd. ADR	292,700	18,598
Fujitsu Ltd. ADR	430,400	15,232
Mitsui & Co., Ltd. ADR	125,000	37,500
Nitto Denko Corp. ADR	84,500	33,482

		104,812

	Shares	Value* (000s)
Korea (Republic of)—4.0%
POSCO ADR	300,000	$34,194
SK Telecom Co., Ltd. ADR	1,800,000	31,446

		65,640

Mexico—1.9%
Coca-Cola Femsa SAB De C.V. ADR	400,000	31,288

Norway—2.9%
Statoil ASA ADR	2,300,000	48,254

Singapore—1.8%
United Overseas Bank Ltd. ADR	1,052,300	29,349

South Africa—3.3%
Sasol Ltd. ADR	1,200,000	53,748

Spain—2.0%
Banco Bilbao Vizcaya Argentaria S.A. ADR	2,400,000	32,352

Sweden—2.1%
Svenska Cellulosa AB ADR	2,309,400	35,126

Switzerland—2.9%
Zurich Financial Services AG ADR	2,015,300	47,057

Taiwan—0.8%
Siliconware Precision Industries Co. ADR	2,500,000	13,575

Turkey—1.1%
Turkcell Iletisim Hizmet AS ADR	1,050,000	17,598

United Kingdom—23.1%
AstraZeneca PLC ADR	1,000,000	50,700
BAE Systems PLC ADR	1,650,000	35,541
British American Tobacco PLC ADR	450,000	33,620
Compass Group PLC ADR	3,814,400	32,422
Diageo PLC ADR	400,000	27,604
GlaxoSmithKline PLC ADR	1,200,000	47,424
Marks & Spencer Group PLC ADR	1,100,000	13,321
Pearson PLC ADR	1,930,400	29,960
Rio Tinto PLC ADR	301,000	17,678
Royal Dutch Shell PLC ADR, Class A	800,000	48,240
Sage Group PLC ADR	970,100	16,996
Unilever PLC ADR	900,000	26,190

		379,696

Schedule of Investments

NFJ International Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
United States—8.1%
Accenture PLC, Class A	350,000	$14,871
Axis Capital Holdings Ltd.	900,000	29,646
Copa Holdings S.A., Class A	290,000	15,634
Covidien PLC	800,000	32,152
RenaissanceRe Holdings Ltd.	700,000	41,972

		134,275

Total Common Stock (cost—$1,449,872)		1,603,585

	Principal Amount (000s)
Repurchase Agreement—4.8%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $77,990; collateralized by Fannie Mae, 6.625%, due 11/15/10, valued at $20,256 including accrued interest and U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $59,295 including accrued interest (cost—$77,990)	$77,990	77,990

Total Investments (cost—$1,527,862)—102.2%		1,681,575

Liabilities in excess of other assets—(2.2)%		(35,468)

Net Assets—100.0%		$1,646,107

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—98.8%
Aerospace & Defense—3.0%
Northrop Grumman Corp.	564,600	$34,232

Air Freight & Logistics—1.0%
FedEx Corp.	134,600	11,508

Auto Components—1.1%
Johnson Controls, Inc.	400,800	12,224

Beverages—1.1%
Molson Coors Brewing Co., Class B	256,200	12,098

Capital Markets—2.7%
Goldman Sachs Group, Inc.	72,000	10,410
Morgan Stanley	379,500	9,366
State Street Corp.	300,600	11,320

		31,096

Chemicals—1.1%
PPG Industries, Inc.	179,000	13,031

Commercial Banks—1.8%
PNC Financial Services Group, Inc.	202,800	10,527
Wells Fargo & Co.	408,200	10,258

		20,785

Computers & Peripherals—1.0%
Hewlett-Packard Co.	270,800	11,393

Diversified Financial Services—2.7%
Bank of America Corp.	726,700	9,527
JPMorgan Chase & Co.	562,600	21,418

		30,945

Diversified Telecommunication Services—7.2%
AT&T, Inc.	1,206,700	34,512
CenturyLink, Inc.	624,400	24,639
Verizon Communications, Inc.	712,900	23,233

		82,384

Electric Utilities—4.9%
American Electric Power Co., Inc.	633,800	22,963
Edison International	973,900	33,492

		56,455

Electrical Equipment—1.2%
Emerson Electric Co.	255,400	13,449

Energy Equipment & Services—2.1%
Diamond Offshore Drilling, Inc.	361,100	24,472

Food & Staples Retailing—3.9%
CVS Caremark Corp.	736,800	23,187
Safeway, Inc.	1,053,100	22,284

		45,471

	Shares	Value* (000s)
Food Products—1.9%
ConAgra Foods, Inc.	1,004,600	$22,041

Health Care Equipment & Supplies—0.8%
Medtronic, Inc.	283,100	9,507

Health Care Providers & Services—2.9%
Cardinal Health, Inc.	655,200	21,648
CIGNA Corp.	334,600	11,972

		33,620

Hotels, Restaurants & Leisure—1.0%
McDonald’s Corp.	147,000	10,953

Household Products—2.0%
Kimberly-Clark Corp.	350,400	22,794

Industrial Conglomerates—1.0%
3M Co.	134,200	11,636

Insurance—9.8%
Allstate Corp.	759,900	23,975
Loews Corp.	310,300	11,760
Marsh & McLennan Cos., Inc.	456,400	11,008
MetLife, Inc.	567,100	21,805
Prudential Financial, Inc.	404,300	21,905
Travelers Cos., Inc.	435,600	22,695

		113,148

IT Services—2.1%
International Business Machines Corp.	184,000	24,682

Media—3.9%
CBS Corp., Class B	770,700	12,223
Time Warner, Inc.	1,072,233	32,864

		45,087

Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold, Inc.	138,500	11,827

Multi-Utilities—1.0%
Dominion Resources, Inc.	275,000	12,007

Office Electronics—2.0%
Xerox Corp.	2,220,800	22,985

Oil, Gas & Consumable Fuels—14.0%
Apache Corp.	238,200	23,287
Chesapeake Energy Corp.	949,800	21,513
Chevron Corp.	574,600	46,571
ConocoPhillips	606,200	34,814
Marathon Oil Corp.	694,600	22,991
Valero Energy Corp.	673,200	11,788

		160,964

Schedule of Investments

NFJ Large-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Pharmaceuticals—11.0%
Abbott Laboratories	213,200	$11,137
Eli Lilly & Co.	634,400	23,175
Johnson & Johnson	550,400	34,103
Merck & Co., Inc.	643,600	23,691
Pfizer, Inc.	2,027,400	34,810

		126,916

Real Estate Investment Trust—3.9%
Annaly Capital Management, Inc.	1,889,600	33,257
Simon Property Group, Inc.	120,988	11,220

		44,477

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.	597,800	11,496

Software—1.8%
Microsoft Corp.	865,600	21,199

Specialty Retail—0.8%
Gap, Inc.	523,200	9,752

Tobacco—2.1%
Altria Group, Inc.	985,400	23,669

Total Common Stock (cost—$1,107,261)		1,138,303

	Principal Amount (000s)
Repurchase Agreement—1.0%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $11,034; collateralized by U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $11,259 including accrued interest (cost—$11,034)	$11,034	11,034

Total Investments (cost—$1,118,295)—99.8%		1,149,337

Other assets less liabilities—0.2%		1,993

Net Assets—100.0%		$1,151,330

Schedule of Investments

NFJ Mid-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.0%
Aerospace & Defense—2.1%
L-3 Communications Holdings, Inc.	3,200	$231

Capital Markets—2.4%
Federated Investors, Inc., Class B	11,500	262

Commercial Banks—2.3%
Cullen/Frost Bankers, Inc.	4,700	253

Commercial Services & Supplies—4.9%
Avery Dennison Corp.	7,500	278
RR Donnelley & Sons Co.	15,200	258

		536

Construction & Engineering—2.3%
Fluor Corp.	5,100	253

Containers & Packaging—2.4%
Sonoco Products Co.	7,900	264

Diversified Telecommunication Services—4.9%
CenturyLink, Inc.	7,000	276
Windstream Corp.	21,300	262

		538

Electric Utilities—2.4%
Edison International	7,500	258

Electronic Equipment, Instruments & Components—2.4%
Jabil Circuit, Inc.	18,300	264

Energy Equipment & Services—2.3%
Tidewater, Inc.	5,700	255

Food & Staples Retailing—2.0%
SUPERVALU, Inc.	18,500	213

Food Products—4.8%
ConAgra Foods, Inc.	11,600	255
Corn Products International, Inc.	7,000	262

		517

Gas Utilities—4.9%
AGL Resources, Inc.	7,200	276
Atmos Energy Corp.	8,800	258

		534

Health Care Providers & Services—2.3%
McKesson Corp.	4,000	247

	Shares	Value* (000s)
Household Durables—2.3%
Garmin Ltd.	8,200	$249

Insurance—9.8%
Mercury General Corp.	6,400	262
Reinsurance Group of America, Inc.	5,600	270
RenaissanceRe Holdings Ltd.	4,600	276
Unum Group	11,800	261

		1,069

Leisure Equipment & Products—2.7%
Mattel, Inc.	12,500	293

Metals & Mining—5.2%
Reliance Steel & Aluminum Co.	6,700	278
Yamana Gold, Inc.	25,100	286

		564

Multi-Utilities—4.9%
Nisource, Inc.	15,600	272
SCANA Corp.	6,500	262

		534

Office Electronics—2.6%
Xerox Corp.	27,000	280

Oil, Gas & Consumable Fuels—6.7%
Cimarex Energy Co.	3,500	232
Nexen, Inc.	11,800	237
Southern Union Co.	10,700	257

		726

Pharmaceuticals—2.2%
Valeant Pharmaceuticals International, Inc.	9,700	243

Real Estate Investment Trust—7.3%
Annaly Capital Management, Inc.	15,000	264
Duke Realty Corp.	21,900	254
Hospitality Properties Trust	12,600	281

		799

Specialty Retail—4.8%
Limited Brands, Inc.	9,600	257
RadioShack Corp.	12,200	260

		517

Textiles, Apparel & Luxury Goods—2.5%
V.F. Corp.	3,400	276

Tobacco—2.6%
Reynolds American, Inc.	4,800	285

Total Common Stock (cost—$9,726)		10,460

Schedule of Investments

NFJ Mid-Cap Value Fund

September 30, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—3.9%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $429; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $442 including accrued interest (cost—$429)	$429	$429

Total Investments (cost—$10,155)—99.9%		10,889

Other assets less liabilities—0.1%		14

Net Assets—100.0%		$10,903

Schedule of Investments

NFJ Renaissance Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—90.1%
Aerospace & Defense—3.4%
Elbit Systems Ltd.	128,000	$6,788
Goodrich Corp.	105,900	7,808
ITT Corp.	144,400	6,762
L-3 Communications Holdings, Inc.	111,200	8,036

		29,394

Airlines—0.9%
Copa Holdings S.A., Class A	139,100	7,499

Beverages—3.6%
Brown-Forman Corp., Class B	122,500	7,551
Coca-Cola Enterprises, Inc. (a)	253,700	7,865
Dr. Pepper Snapple Group, Inc.	225,800	8,020
Molson Coors Brewing Co., Class B	170,300	8,041

		31,477

Capital Markets—1.7%
Ameriprise Financial, Inc.	161,900	7,663
Federated Investors, Inc., Class B	299,600	6,819

		14,482

Chemicals—4.6%
Agrium, Inc.	104,300	7,821
CF Industries Holdings, Inc.	78,126	7,461
Eastman Chemical Co.	117,100	8,665
FMC Corp.	117,900	8,066
Lubrizol Corp.	75,000	7,948

		39,961

Commercial Services & Supplies—2.6%
Cintas Corp.	264,700	7,293
Pitney Bowes, Inc.	323,200	6,910
Waste Management, Inc.	226,900	8,109

		22,312

Communications Equipment—0.9%
Harris Corp.	167,800	7,432

Construction & Engineering—1.7%
Fluor Corp.	137,000	6,786
KBR, Inc.	316,700	7,803

		14,589

Containers & Packaging—1.8%
Ball Corp.	129,700	7,633
Silgan Holdings, Inc.	243,000	7,703

		15,336

Diversified Consumer Services—0.9%
Weight Watchers International, Inc.	247,700	7,726

Diversified Financial Services—0.8%
NYSE Euronext	241,200	6,891

	Shares	Value* (000s)
Diversified Telecommunication Services—1.0%
CenturyLink, Inc.	213,667	$8,431

Electric Utilities—2.6%
American Electric Power Co., Inc.	209,000	7,572
DPL, Inc.	301,000	7,865
Edison International	220,600	7,587

		23,024

Electronic Equipment, Instruments & Components—1.0%
Tyco Electronics Ltd.	283,400	8,281

Energy Equipment & Services—3.4%
Diamond Offshore Drilling, Inc.	104,900	7,109
Ensco PLC ADR	176,000	7,873
Noble Corp.	223,000	7,535
Tidewater, Inc.	155,500	6,968

		29,485

Food & Staples Retailing—0.9%
Delhaize Group S.A. ADR	112,500	8,140

Food Products—4.3%
Campbell Soup Co.	209,700	7,497
ConAgra Foods, Inc.	348,600	7,648
JM Smucker Co.	126,500	7,657
Sara Lee Corp.	552,900	7,426
Tyson Foods, Inc., Class A	430,800	6,901

		37,129

Gas Utilities—1.8%
Energen Corp.	181,400	8,294
Oneok, Inc.	164,200	7,395

		15,689

Health Care Equipment & Supplies—1.8%
C.R. Bard, Inc.	91,300	7,435
Smith & Nephew PLC ADR	172,800	7,845

		15,280

Health Care Providers & Services—3.6%
AmerisourceBergen Corp.	258,400	7,923
CIGNA Corp.	216,600	7,750
Fresenius Medical Care AG & Co. KGaA ADR	128,900	7,958
McKesson Corp.	124,800	7,710

		31,341

Hotels, Restaurants & Leisure—0.8%
Darden Restaurants, Inc.	170,900	7,311

Household Durables—1.8%
Garmin Ltd.	234,300	7,111
Whirlpool Corp.	103,800	8,404

		15,515

Schedule of Investments

NFJ Renaissance Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Household Products—1.0%
Clorox Co.	128,300	$8,565

Independent Power Producers & Energy Traders—0.9%
Constellation Energy Group, Inc.	242,700	7,825

Insurance—6.5%
AON Corp.	197,100	7,708
Axis Capital Holdings Ltd.	238,400	7,853
HCC Insurance Holdings, Inc.	299,200	7,806
Loews Corp.	242,100	9,176
Reinsurance Group of America, Inc.	179,600	8,673
Unum Group	346,900	7,684
Willis Group Holdings PLC	241,300	7,437

		56,337

IT Services—2.7%
Broadridge Financial Solutions, Inc.	343,200	7,849
Computer Sciences Corp.	162,500	7,475
Total System Services, Inc.	522,500	7,963

		23,287

Leisure Equipment & Products—0.9%
Mattel, Inc.	327,800	7,690

Machinery—1.0%
Flowserve Corp.	82,800	9,060

Media—2.7%
McGraw-Hill Cos., Inc.	224,600	7,425
Omnicom Group, Inc.	197,500	7,797
Pearson PLC ADR	519,500	8,063

		23,285

Metals & Mining—5.5%
Compass Minerals International, Inc.	109,700	8,405
Franco-Nevada Corp.	231,700	7,290
HudBay Minerals, Inc.	553,100	7,875
Inmet Mining Corp.	117,800	6,563
Kinross Gold Corp.	448,500	8,427
Yamana Gold, Inc.	833,500	9,502

		48,062

Multiline Retail—0.9%
Family Dollar Stores, Inc.	173,600	7,666

Multi-Utilities—5.3%
Alliant Energy Corp.	211,100	7,673
Ameren Corp.	263,400	7,481
CenterPoint Energy, Inc.	504,100	7,924
CMS Energy Corp.	428,800	7,727
MDU Resources Group, Inc.	378,200	7,545
Sempra Energy	147,500	7,936

		46,286

	Shares	Value* (000s)
Oil, Gas & Consumable Fuels—7.1%
Cimarex Energy Co.	107,000	$7,081
El Paso Corp.	639,200	7,913
Enbridge Energy Partners L.P. (a)	127,300	7,119
Energy Transfer Partners L.P. (a)	148,200	7,155
EXCO Resources, Inc.	551,600	8,202
Linn Energy LLC, UNIT	245,300	7,840
Murphy Oil Corp.	137,900	8,539
Nexen, Inc.	397,500	7,990

		61,839

Real Estate Investment Trust—2.6%
Chimera Investment Corp.	1,884,000	7,442
Liberty Property Trust	236,700	7,551
Plum Creek Timber Co., Inc.	212,700	7,508

		22,501

Road & Rail—0.9%
CSX Corp.	141,900	7,850

Semiconductors & Semiconductor Equipment—0.9%
Xilinx, Inc.	295,100	7,853

Software—0.8%
CA, Inc.	345,400	7,295

Specialty Retail—0.8%
TJX Cos., Inc.	165,000	7,364

Textiles, Apparel & Luxury Goods—1.0%
V.F. Corp.	112,100	9,082

Tobacco—1.8%
Lorillard, Inc.	98,900	7,942
Reynolds American, Inc.	133,200	7,911

		15,853

Water Utilities—0.9%
American Water Works Co., Inc.	326,900	7,607

Total Common Stock (cost—$669,871)		782,032

Schedule of Investments

NFJ Renaissance Fund

September 30, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—1.0%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $8,420; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $8,592 including accrued interest (cost—$8,420)	$8,420	$8,420

Total Investments (cost—$678,291)—91.1%		790,452

Other assets less liabilities—8.9%		77,330

Net Assets—100.0%		$867,782

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—93.8%
Aerospace & Defense—2.3%
Cubic Corp.	561,100	$22,893
Curtiss-Wright Corp.	1,750,300	53,034
Elbit Systems Ltd.	176,600	9,365
Triumph Group, Inc.	903,000	67,355

		152,647

Airlines—0.5%
Skywest, Inc.	2,209,800	30,849

Beverages—0.8%
Cia Cervecerias Unidas S.A. ADR	511,200	28,448
Embotelladora Andina S.A. ADR, Class B	890,500	25,513

		53,961

Capital Markets—1.8%
Federated Investors, Inc., Class B	2,819,500	64,172
Raymond James Financial, Inc.	2,170,200	54,971

		119,143

Chemicals—6.3%
CF Industries Holdings, Inc.	181,394	17,323
Innophos Holdings, Inc.	975,800	32,299
International Flavors & Fragrances, Inc.	1,682,500	81,635
Lubrizol Corp.	891,100	94,430
Methanex Corp.	1,938,200	47,467
RPM International, Inc.	3,676,600	73,238
Sensient Technologies Corp.	2,182,500	66,544

		412,936

Commercial Banks—2.4%
Bank of Hawaii Corp.	1,498,900	67,331
Cullen/Frost Bankers, Inc.	1,203,100	64,811
Prosperity Bancshares, Inc.	672,300	21,829

		153,971

Commercial Services & Supplies—1.2%
Brink’s Co.	2,289,000	52,647
Ennis, Inc.	303,300	5,426
Unifirst Corp.	408,200	18,022

		76,095

Computers & Peripherals—1.1%
Diebold, Inc.	2,232,800	69,418

Construction & Engineering—1.2%
Great Lakes Dredge & Dock Corp.	520,200	3,023
KBR, Inc.	2,927,000	72,121

		75,144

Consumer Finance—1.1%
Advance America Cash Advance Centers, Inc.	2,247,900	9,059
Cash America International, Inc. (b)	1,702,300	59,580

		68,639

	Shares	Value* (000s)
Containers & Packaging—2.3%
Bemis Co., Inc.	2,349,000	$74,581
Sonoco Products Co.	2,309,300	77,223

		151,804

Diversified Consumer Services—1.4%
Hillenbrand, Inc.	1,237,600	26,621
Weight Watchers International, Inc.	2,063,300	64,354

		90,975

Electric Utilities—1.9%
Cleco Corp.	2,195,400	65,028
Westar Energy, Inc.	2,521,500	61,096

		126,124

Electrical Equipment—0.8%
Belden, Inc.	1,891,400	49,895

Electronic Equipment, Instruments & Components—1.1%
AVX Corp.	292,700	4,045
Jabil Circuit, Inc.	4,823,700	69,510

		73,555

Energy Equipment & Services—1.0%
Tidewater, Inc.	1,521,900	68,196

Food & Staples Retailing—2.5%
Andersons, Inc.	679,512	25,753
Casey’s General Stores, Inc.	1,682,800	70,257
Ruddick Corp.	1,735,200	60,177
Weis Markets, Inc.	262,200	10,260

		166,447

Food Products—3.8%
Cal-Maine Foods, Inc. (b)	1,158,200	33,565
Corn Products International, Inc.	2,170,700	81,401
Del Monte Foods Co.	5,774,600	75,705
Sanderson Farms, Inc. (b)	1,385,800	59,991

		250,662

Gas Utilities—7.6%
AGL Resources, Inc.	1,644,400	63,079
Amerigas Partners L.P. (a)	344,400	15,432
Atmos Energy Corp.	2,191,000	64,087
Energen Corp.	1,424,000	65,105
National Fuel Gas Co.	1,539,700	79,772
Southwest Gas Corp.	1,344,600	45,165
Suburban Propane Partners L.P. (a)	739,700	40,262
UGI Corp.	2,188,800	62,622
WGL Holdings, Inc.	1,696,500	64,094

		499,618

Health Care Equipment & Supplies—4.8%
Cooper Cos., Inc.	1,788,000	82,641
Invacare Corp.	1,413,000	37,459

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
STERIS Corp.	2,207,900	$73,346
Teleflex, Inc.	1,231,500	69,925
West Pharmaceutical Services, Inc.	1,426,700	48,950

		312,321

Health Care Providers & Services—1.0%
Owens & Minor, Inc.	2,367,400	67,376

Hotels, Restaurants & Leisure—0.9%
Bob Evans Farms, Inc.	615,300	17,272
Dover Downs Gaming & Entertainment, Inc.	660,600	2,246
International Speedway Corp., Class A (b)	1,585,700	38,691

		58,209

Household Products—0.2%
WD-40 Co.	294,500	11,197

Insurance—3.6%
American Equity Investment Life Holding Co.	1,613,300	16,520
American Financial Group, Inc.	2,459,800	75,221
American Physicians Capital, Inc. (b)	496,933	20,603
Delphi Financial Group, Inc., Class A	2,376,000	59,376
Infinity Property & Casualty Corp.	370,500	18,069
Montpelier Re Holdings Ltd.	436,600	7,562
RLI Corp.	722,200	40,891

		238,242

Internet & Catalog Retail—0.3%
PetMed Express, Inc. (b)	1,210,200	21,178

Leisure Equipment & Products—0.3%
Sturm Ruger & Co., Inc. (b)	1,243,300	16,959

Life Sciences Tools & Services—1.1%
PerkinElmer, Inc.	3,117,972	72,150

Machinery—4.8%
Barnes Group, Inc.	2,261,500	39,780
Bucyrus International, Inc.	1,196,400	82,970
Crane Co.	1,998,200	75,812
Harsco Corp.	2,088,000	51,323
Valmont Industries, Inc.	917,400	66,420

		316,305

Marine—0.1%
Baltic Trading Ltd. (b)	884,300	9,736

Metals & Mining—5.2%
AMCOL International Corp.	830,900	21,761
Compass Minerals International, Inc.	1,010,200	77,402
HudBay Minerals, Inc.	4,838,700	68,896

	Shares	Value* (000s)
IAMGOLD Corp.	4,600,300	$81,471
Royal Gold, Inc.	1,775,055	88,469

		337,999

Multi-Utilities—2.4%
Avista Corp.	1,683,300	35,147
OGE Energy Corp.	1,670,700	66,611
Vectren Corp.	2,216,100	57,331

		159,089

Oil, Gas & Consumable Fuels—14.7%
Alliance Resource Partners L.P. (a)	443,700	25,885
Berry Petroleum Co., Class A	2,230,700	70,780
Buckeye Partners L.P. (a)	1,005,100	63,824
Cimarex Energy Co.	1,182,400	78,251
El Paso Pipeline Partners L.P. (a)	1,171,100	37,557
EXCO Resources, Inc.	4,415,400	65,657
Frontline Ltd.	2,298,200	65,338
Holly Corp. (b)	2,727,600	78,418
Linn Energy LLC, UNIT	2,781,900	88,910
Magellan Midstream Partners L.P. (a)	1,450,900	74,649
NuStar Energy L.P. (a)	955,600	58,989
Ship Finance International Ltd.	1,762,800	34,251
Southern Union Co.	2,898,300	69,733
Sunoco Logistics Partners L.P. (a)	430,500	33,859
TC Pipelines L.P. (a)	382,400	17,801
Transmontaigne Partners L.P. (a)	424,000	14,560
Tsakos Energy Navigation Ltd.	1,153,200	15,361
World Fuel Services Corp.	2,581,000	67,132

		960,955

Real Estate Investment Trust—4.7%
Chimera Investment Corp.	15,518,300	61,297
CommonWealth	1,179,250	30,189
CreXus Investment Corp.	837,800	10,079
Equity One, Inc.	2,030,800	34,280
Franklin Street Properties Corp.	3,153,100	39,162
Healthcare Realty Trust, Inc.	2,413,100	56,442
PS Business Parks, Inc.	753,900	42,648
Sovran Self Storage, Inc.	898,600	34,057

		308,154

Semiconductors & Semiconductor Equipment—0.1%
Himax Technologies, Inc. ADR	2,163,100	5,365
Micrel, Inc.	165,200	1,623

		6,988

Specialty Retail—3.2%
Aaron’s, Inc. (b)	3,510,300	64,765
Brown Shoe Co., Inc.	474,184	5,439
Buckle, Inc. (b)	2,468,300	65,509
PEP Boys-Manny Moe & Jack	692,000	7,321
RadioShack Corp.	3,115,400	66,451

		209,485

Schedule of Investments

NFJ Small-Cap Value Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Textiles, Apparel & Luxury Goods—3.0%
Jones Apparel Group, Inc.	2,530,900	$49,707
Phillips-Van Heusen Corp.	1,249,300	75,158
Wolverine World Wide, Inc.	2,371,900	68,808

		193,673

Tobacco—1.1%
Universal Corp. (b)	1,444,600	57,914
Vector Group Ltd.	734,245	13,730

		71,644

Water Utilities—1.0%
American Water Works Co., Inc.	2,672,900	62,198

Wireless Telecommunication Services—0.2%
Partner Communications Co., Ltd. ADR	653,500	11,933

Total Common Stock (cost—$4,915,151)		6,135,870

MUTUAL FUNDS—1.2%
Central Fund of Canada Ltd., Class A (cost—$57,860)	4,761,300	79,085

	Principal Amount (000s)
Repurchase Agreement—5.1%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $336,079; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $166,758 including accrued interest and U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $176,047 including accrued interest (cost—$336,079)	$336,079	336,079

Total Investments (cost—$5,309,090)—100.1%		6,551,034

Liabilities in excess of other assets—(0.1)%		(9,676)

Net Assets—100.0%		$6,541,358

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	Affiliated security.

Glossary:

ADR—American Depositary Receipt

UNIT—More than one class of securities traded together.

Schedule of Investments

RCM Disciplined International Equity Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.6%
Brazil—0.9%
Petroleo Brasileiro S.A. ADR	10,100	$366

China—0.9%
China Construction Bank Corp.	425,000	371

Czech Republic—0.8%
CEZ AS	7,900	353

France—10.9%
Air Liquide S.A.	5,546	679
Alstom S.A.	10,500	536
AXA S.A.	40,000	701
Danone	11,600	695
Natixis (b)	55,000	315
PPR	2,920	474
Total S.A.	25,300	1,307

		4,707

Germany—8.2%
Aixtron AG	15,000	444
Bayer AG	12,294	857
Metro AG	8,900	579
SAP AG	13,804	683
Siemens AG	8,975	947

		3,510

Hong Kong—1.9%
Cheung Kong Holdings Ltd.	28,000	423
CNOOC Ltd.	211,000	410

		833

India—1.2%
ICICI Bank Ltd.	20,800	515

Indonesia—1.0%
Perusahaan Gas Negara PT	1,000,000	431

Israel—1.5%
Teva Pharmaceutical Industries Ltd. ADR	12,600	665

Italy—2.3%
Intesa Sanpaola SpA	200,000	651
Saipem SpA	8,600	346

		997

Japan—20.6%
Benesse Holdings, Inc.	11,500	555
Fanuc Ltd.	5,000	638
Fujitsu Ltd.	72,000	507
JGC Corp.	25,000	435

	Shares	Value* (000s)
KDDI Corp.	89	$425
Komatsu Ltd.	19,000	442
Kuraray Co., Ltd.	56,000	709
Kurita Water Industries Ltd.	18,000	501
Nidec Corp.	6,000	533
Nintendo Co., Ltd.	2,200	552
Nippon Electric Glass Co., Ltd.	55,000	752
Nitto Denko Corp.	10,800	423
Shionogi & Co., Ltd.	26,500	484
Softbank Corp.	16,800	550
Sumitomo Mitsui Financial Group, Inc.	24,700	720
Yahoo! Japan Corp.	1,870	646

		8,872

Korea (Republic of)—1.2%
KT Corp.	13,000	521

Netherlands—5.2%
ASML Holding NV	13,700	408
ING Groep NV (b)	62,000	643
Koninklijke KPN NV	35,600	551
Unilever NV	20,800	623

		2,225

Singapore—1.5%
SembCorp Industries Ltd.	200,000	663

South Africa—1.8%
MTN Group Ltd.	22,000	397
Sasol Ltd.	8,000	359

		756

Spain—4.3%
Banco Bilbao Vizcaya Argentaria S.A.	64,200	869
Telefonica S.A.	39,000	968

		1,837

Sweden—2.5%
Elekta AB, Class B	8,800	319
Hennes & Mauritz AB, Class B	21,200	769

		1,088

Switzerland—4.8%
Actelion Ltd. (b)	11,000	441
Roche Holdings AG	5,930	810
UBS AG (b)	46,500	792

		2,043

United Kingdom—28.1%
Anglo American PLC	29,100	1,155
BAE Systems PLC	138,000	743
Burberry Group PLC	29,400	481
Compass Group PLC	67,000	559
HSBC Holdings PLC	146,833	1,486
Kingfisher PLC	120,000	442

Schedule of Investments

RCM Disciplined International Equity Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Marks & Spencer Group PLC	80,000	$489
Meggitt PLC	144,000	671
Prudential PLC	94,000	939
Reckitt Benckiser Group PLC	17,125	943
Rio Tinto PLC	23,300	1,365
Serco Group PLC	62,600	605
Shire PLC	30,574	688
Smith & Nephew PLC	45,000	411
Standard Chartered PLC	31,000	890
Vodafone Group PLC	98,097	242

		12,109

Total Common Stock (cost—$42,927)		42,862

	Principal Amount (000s)
Repurchase Agreement—0.3%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $143; collateralized by U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $150, including accrued interest (cost—$143)	$143	143

Total Investments (cost—$43,070) (a)—99.9%		43,005

Other assets less liabilities—0.1%		58

Net Assets—100.0%		$43,063

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $41,831, representing 97.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Resources Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—100.0%
Australia—3.1%
BHP Billiton Ltd.	32,650	$1,244

Brazil—3.9%
Petroleo Brasileiro S.A. ADR	18,100	657
Vale S.A. ADR	28,400	888

		1,545

Canada—11.7%
Barrick Gold Corp.	13,800	638
Canadian Natural Resources Ltd.	25,400	878
Goldcorp, Inc.	20,080	874
Potash Corp. of Saskatchewan, Inc.	2,260	326
Suncor Energy, Inc.	31,907	1,039
Teck Resources Ltd., Class B	22,375	921

		4,676

France—1.4%
Air Liquide S.A.	4,620	565

Netherlands—6.7%
Core Laboratories NV	10,880	958
Schlumberger Ltd.	27,730	1,708

		2,666

Switzerland—3.1%
Noble Corp.	11,675	394
Weatherford International Ltd. (b)	47,630	815

		1,209

United Kingdom—11.8%
BG Group PLC	33,125	583
BP PLC	120,310	823
Rio Tinto PLC	21,876	1,282
Royal Dutch Shell PLC, Class A	34,445	1,038
Xstrata PLC	50,700	971

		4,697

United States—58.3%
Air Products & Chemicals, Inc.	7,980	661
Allegheny Technologies, Inc.	17,600	818
Alpha Natural Resources, Inc. (b)	23,945	985
Anadarko Petroleum Corp.	29,235	1,668
Arch Coal, Inc.	50,700	1,354
Cameron International Corp. (b)	39,900	1,714
Cliffs Natural Resources, Inc.	9,620	615
Concho Resources, Inc. (b)	7,910	523
Consol Energy, Inc.	11,480	424
Devon Energy Corp.	6,315	409
Dow Chemical Co.	29,360	806
EOG Resources, Inc.	4,600	428
Exxon Mobil Corp.	12,945	800
First Solar, Inc. (b)	1,420	209
FMC Technologies, Inc. (b)	5,220	356
Freeport-McMoRan Copper & Gold, Inc.	9,690	827

	Shares	Value* (000s)
Halliburton Co.	46,615	$1,542
Marathon Oil Corp.	34,000	1,125
Monsanto Co.	7,820	375
Mosaic Co.	4,355	256
National-Oilwell Varco, Inc.	29,000	1,290
Newfield Exploration Co. (b)	15,990	918
Newmont Mining Corp.	10,935	687
Noble Energy, Inc.	11,580	870
Oasis Petroleum, Inc. (b)	14,300	277
Occidental Petroleum Corp.	10,000	783
Peabody Energy Corp.	17,070	837
Pioneer Natural Resources Co.	9,275	603
Southwestern Energy Co. (b)	21,440	717
United States Steel Corp.	8,605	377

		23,254

Total Investments (cost—$35,307) (a)—100.0%		39,856

Other assets less liabilities—0.0%		8

Net Assets—100.0%		$39,864

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $6,506, representing 16.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.2%
Australia—0.5%
Mount Gibson Iron Ltd. (b)	194,000	$329

Austria—1.6%
Andritz AG	7,356	517
Conwert Immobilien Invest SE	22,000	317
Schoeller-Bleckmann Oilfield Equipment AG	5,400	353

		1,187

Canada—1.2%
Cott Corp. (b)	47,410	372
MDC Partners, Inc., Class A	34,940	467

		839

China—1.5%
Beijing Jingkelong Co., Ltd.	401,000	489
Camelot Information Systems, Inc. ADR (b)	35,280	620
ChinaCache International Holdings Ltd. ADR (b)	1,600	22
Peace Mark Holdings Ltd. (b)(c)	932,000	—

		1,131

Denmark—0.3%
Topdanmark A/S (b)	1,908	240

Finland—2.3%
Nokian Renkaat Oyj	18,055	622
Outotec Oyj	10,132	430
Talvivaara Mining Co. PLC (b)	26,032	202
Vacon PLC	8,585	410

		1,664

Germany—2.9%
Delticom AG	8,475	573
Dialog Semiconductor PLC (b)	34,930	569
Joyou AG (b)	14,710	239
Rheinmetall AG	5,350	353
Software AG	3,020	365

		2,099

Hong Kong—1.6%
AMVIG Holdings Ltd.	614,000	492
Dream International Ltd.	1,716,000	283
Peak Sport Products Co., Ltd.	567,000	414

		1,189

Ireland—0.7%
Paddy Power PLC	15,150	532

Israel—1.6%
Mellanox Technologies Ltd. (b)	18,595	365

	Shares	Value* (000s)
Radware Ltd. (b)	24,015	$825

		1,190

Japan—9.5%
Denki Kagaku Kogyo KK	85,000	366
EPS Co., Ltd.	107	274
Fuji Oil Co., Ltd.	26,200	394
Keihin Corp.	19,900	409
Kimoto Co., Ltd.	36,100	251
Kuraray Co., Ltd.	16,800	213
Maruwa Co. Ltd.	23,400	517
Megachips Corp.	13,800	232
Message Co., Ltd.	165	393
Nichicon Corp.	30,600	341
Nichi-iko Pharmaceutical Co., Ltd.	8,800	306
Nippon Shokubai Co., Ltd.	37,000	322
Nipro Corp.	12,100	253
NOK Corp.	15,100	263
Noritz Corp.	22,900	431
Sanyo Special Steel Co., Ltd.	53,000	261
Satori Electric Co., Ltd.	37,300	311
Taikisha Ltd.	17,800	286
Tokyo Ohka Kogyo Co., Ltd.	21,900	391
Tokyo Tatemono Co., Ltd.	91,000	349
UNY Co., Ltd.	46,800	371

		6,934

Korea (Republic of)—1.4%
Hansol Paper Co.	35,810	420
Hyundai Department Store Co., Ltd.	5,004	605

		1,025

Netherlands—2.0%
Eurand NV (b)	31,280	308
Imtech NV	12,190	387
Nutreco Holding NV	4,885	357
Unit 4 NV	16,250	443

		1,495

Norway—1.1%
Prosafe SE	53,825	332
Schibsted ASA	18,025	452

		784

Philippines—1.2%
Alliance Global Group, Inc.	2,240,400	457
International Container Terminal Services, Inc.	458,200	399

		856

Sweden—1.8%
Elekta AB, Class B	17,399	630
JM AB	31,111	651

		1,281

Switzerland—3.9%
Aryzta AG	11,955	526
Dufry Group (b)	6,170	591

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Galenica AG	985	$463
Interroll Holding AG	1,090	343
Temenos Group AG (b)	16,905	519
Vetropack Holding AG	250	407

		2,849

Taiwan—0.7%
Career Technology Co., Ltd.	240,000	345
China Airlines Ltd. (b)	195,000	141

		486

United Kingdom—8.1%
Ashmore Group PLC	75,015	395
Aveva Group PLC	17,475	402
Croda International PLC	29,570	688
Daily Mail & General Trust PLC	47,265	391
Derwent London PLC, REIT	17,045	403
Hikma Pharmaceuticals PLC	47,260	512
Homeserve PLC	26,840	186
Hunting PLC	20,970	205
John Wood Group PLC	66,920	459
Michael Page International PLC	80,935	586
Restaurant Group PLC	121,825	505
Rotork PLC	17,065	461
Spirax-Sarco Engineering PLC	7,625	216
Weir Group PLC	22,915	513

		5,922

United States—53.3%
Acme Packet, Inc. (b)	13,930	529
Actuant Corp., Class A	27,380	629
American Public Education, Inc. (b)	7,615	250
Amerigon, Inc. (b)	38,000	391
Ariba, Inc. (b)	31,700	599
Art Technology Group, Inc. (b)	120,365	497
Aruba Networks, Inc. (b)	19,045	406
Aspen Technology, Inc. (b)	35,400	367
Atlas Air Worldwide Holdings, Inc. (b)	9,170	461
Atmel Corp. (b)	65,890	525
Barnes Group, Inc.	30,375	534
BE Aerospace, Inc. (b)	19,080	578
Blue Coat Systems, Inc. (b)	21,545	518
Carpenter Technology Corp.	11,770	397
Carrizo Oil & Gas, Inc. (b)	20,730	496
Cheesecake Factory, Inc. (b)	22,555	597
Ciena Corp. (b)	23,485	366
Citi Trends, Inc. (b)	13,120	318
Clean Harbors, Inc. (b)	8,380	568
Cloud Peak Energy, Inc. (b)	24,650	450
Codexis, Inc. (b)	26,790	257
Commvault Systems, Inc. (b)	28,045	730
Cooper Cos., Inc.	9,905	458

	Shares	Value* (000s)
Cypress Semiconductor Corp. (b)	35,700	$449
Diamond Foods, Inc.	9,120	374
Dionex Corp. (b)	4,830	418
Dril-Quip, Inc. (b)	6,510	404
Emergency Medical Services Corp., Class A (b)	8,125	433
Emulex Corp. (b)	41,090	429
Genesee & Wyoming, Inc., Class A (b)	12,400	538
Gentiva Health Services, Inc. (b)	12,770	279
G-III Apparel Group Ltd. (b)	14,535	456
Greenhill & Co., Inc.	5,545	440
Gymboree Corp. (b)	8,630	359
Halozyme Therapeutics, Inc. (b)	40,190	310
Health Management Associates, Inc., Class A (b)	43,700	335
HeartWare International, Inc. (b)	4,710	324
HH Gregg, Inc. (b)	15,965	395
HMS Holdings Corp. (b)	8,125	479
Human Genome Sciences, Inc. (b)	8,970	267
Iberiabank Corp.	8,115	406
IPC The Hospitalist Co., Inc. (b)	14,785	404
Ironwood Pharmaceuticals, Inc. (b)	17,110	174
Key Energy Services, Inc. (b)	41,320	393
Korn/Ferry International (b)	20,180	334
Liberty Media Corp. - Capital, Ser. A (b)	7,265	378
Maidenform Brands, Inc. (b)	18,415	531
Marten Transport Ltd.	18,265	423
Masimo Corp.	11,700	320
MedAssets, Inc. (b)	20,025	421
Meritage Homes Corp. (b)	14,380	282
Natus Medical, Inc. (b)	28,790	419
Netlogic Microsystems, Inc. (b)	20,260	559
NewStar Financial, Inc. (b)	62,365	462
NuVasive, Inc. (b)	11,655	410
Oclaro, Inc. (b)	39,345	630
OfficeMax, Inc. (b)	32,580	426
Olin Corp.	21,500	433
Packaging Corp. of America	18,055	418
PH Glatfelter Co.	29,155	355
Pharmasset, Inc. (b)	10,005	295
Plexus Corp. (b)	18,915	555
Polaris Industries, Inc.	10,040	654
Popular, Inc. (b)	136,825	397
Radiant Systems, Inc. (b)	23,640	404
Regal-Beloit Corp.	6,525	383
RightNow Technologies, Inc. (b)	23,660	466
Roadrunner Transportation Systems, Inc. (b)	30,685	333
Sirona Dental Systems, Inc. (b)	12,460	449

Schedule of Investments

RCM Global Small-Cap Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Snap-On, Inc.	10,035	$467
Solera Holdings, Inc.	13,464	595
SPS Commerce, Inc. (b)	38,609	495
Stifel Financial Corp. (b)	10,295	477
Sun Healthcare Group, Inc. (b)	42,845	363
Sunstone Hotel Investors, Inc., REIT (b)	37,395	339
Taleo Corp., Class A (b)	17,955	521
Teradyne, Inc. (b)	32,715	364
Thoratec Corp. (b)	6,480	240
TiVo, Inc. (b)	37,690	341
Tractor Supply Co.	12,430	493
Ultimate Software Group, Inc. (b)	14,965	578
Under Armour, Inc., Class A (b)	7,905	356
United Natural Foods, Inc. (b)	10,760	357
United Therapeutics Corp. (b)	4,700	263
Veeco Instruments, Inc. (b)	12,425	433
Volcano Corp. (b)	20,435	531
WABCO Holdings, Inc. (b)	7,540	316
Warnaco Group, Inc. (b)	10,445	534
WESCO International, Inc. (b)	11,600	456
Western Alliance Bancorp (b)	47,225	316
WMS Industries, Inc. (b)	9,705	369

		38,928

Total Common Stock (cost—$61,763)		70,960

	Principal Amount (000s)
Repurchase Agreement—1.5%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $1,062; collateralized by U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $1,084, including accrued interest (cost—$1,062)	$1,062	1,062

Total Investments (cost—$62,825) (a)—98.7%		72,022

Other assets less liabilities—1.3%		978

Net Assets—100.0%		$73,000

Notes to Schedule of Investments

(amounts in thousands):

(a)	Securities with an aggregate value of $25,740, representing 35.3% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	Fair-Valued

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—99.3%
Aerospace & Defense—5.1%
General Dynamics Corp.	81,915	$5,145
Precision Castparts Corp.	63,175	8,045
United Technologies Corp.	109,670	7,812

		21,002

Air Freight & Logistics—1.4%
FedEx Corp.	68,240	5,835

Beverages—3.1%
Coca-Cola Co.	129,250	7,564
PepsiCo, Inc.	79,745	5,298

		12,862

Biotechnology—2.2%
Amgen, Inc. (b)	80,266	4,423
Celgene Corp. (b)	75,925	4,374

		8,797

Capital Markets—1.0%
Charles Schwab Corp.	292,214	4,062

Chemicals—1.0%
Air Products & Chemicals, Inc.	51,090	4,231

Commercial Banks—1.5%
Wells Fargo & Co.	247,845	6,228

Communications Equipment—4.4%
Cisco Systems, Inc. (b)	569,225	12,466
QUALCOMM, Inc.	121,351	5,475

		17,941

Computers & Peripherals—11.6%
Apple, Inc. (a)(b)	98,020	27,813
EMC Corp. (b)	395,309	8,029
Hewlett-Packard Co.	114,226	4,806
NetApp, Inc. (b)	139,090	6,925

		47,573

Consumer Finance—2.3%
American Express Co.	226,135	9,505

Diversified Financial Services—0.9%
JPMorgan Chase & Co.	100,825	3,839

Electrical Equipment—1.5%
Cooper Industries PLC	125,450	6,138

Energy Equipment & Services—5.3%
Cameron International Corp. (b)	126,465	5,433
Halliburton Co.	166,325	5,500
Schlumberger Ltd.	178,102	10,973

		21,906

	Shares	Value* (000s)
Financial Services—1.1%
Visa, Inc., Class A	58,365	$4,334

Health Care Equipment & Supplies—2.3%
Alcon, Inc.	30,532	5,092
Intuitive Surgical, Inc. (b)	15,810	4,486

		9,578

Health Care Providers & Services—4.4%
Cardinal Health, Inc.	194,310	6,420
Express Scripts, Inc. (b)	163,940	7,984
UnitedHealth Group, Inc.	102,470	3,598

		18,002

Hotels, Restaurants & Leisure—4.7%
McDonald’s Corp.	131,975	9,834
Starwood Hotels & Resorts Worldwide, Inc.	182,647	9,598

		19,432

Household Products—1.7%
Colgate-Palmolive Co.	90,790	6,978

Internet & Catalog Retail—4.0%
Amazon.com, Inc. (a)(b)	70,250	11,034
NetFlix, Inc. (b)	32,765	5,313

		16,347

Internet Software & Services—4.7%
Google, Inc., Class A (b)	28,515	14,993
Yahoo!, Inc. (b)	291,200	4,126

		19,119

Leisure Equipment & Products—1.4%
Hasbro, Inc.	125,990	5,608

Life Sciences Tools & Services—1.8%
Thermo Fisher Scientific, Inc. (b)	150,270	7,195

Machinery—4.0%
Eaton Corp.	112,865	9,310
Joy Global, Inc.	101,094	7,109

		16,419

Media—2.6%
DIRECTV, Class A (b)	75,005	3,122
Walt Disney Co.	225,545	7,468

		10,590

Multiline Retail—3.7%
Kohl’s Corp. (b)	140,440	7,398
Target Corp.	146,475	7,828

		15,226

Oil, Gas & Consumable Fuels—2.7%
Occidental Petroleum Corp.	87,745	6,870
Southwestern Energy Co. (b)	118,750	3,971

		10,841

Schedule of Investments

RCM Large-Cap Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Personal Products—1.2%
Avon Products, Inc.	157,997	$5,073

Pharmaceuticals—3.8%
Allergan, Inc.	74,585	4,962
Teva Pharmaceutical Industries Ltd. ADR	125,360	6,613
Watson Pharmaceuticals, Inc. (b)	95,760	4,051

		15,626

Road & Rail—1.8%
Union Pacific Corp.	89,200	7,297

Semiconductors & Semiconductor Equipment—3.6%
First Solar, Inc. (b)	44,195	6,512
Intel Corp.	49,410	950
Microchip Technology, Inc.	227,365	7,151

		14,613

Software—5.6%
Activision Blizzard, Inc.	352,489	3,814
Microsoft Corp.	308,510	7,556
Oracle Corp.	431,255	11,579

		22,949

Specialty Retail—2.9%
Bed Bath & Beyond, Inc. (b)	143,635	6,235
Lowe’s Cos., Inc.	247,745	5,522

		11,757

Total Common Stock (cost—$346,732)		406,903

	Principal Amount (000s)
Repurchase Agreement—0.8%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $3,445; collateralized by Fannie Mae, 4.75%, due 12/15/10, valued at $51, including accrued interest; Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $3,207 including accrued interest; and Freddie Mac Discount Notes, 0.247%, due 12/13/10, valued at $260, including accrued interest (cost—$3,445)	$3,445	3,445

	Contracts	Value* (000s)
OPTIONS PURCHASED (b)—0.0%
Call Options—0.0%
Intel Corp. (CBOE), strike price $22.50, expires 1/22/11 (cost—$1,707)	8,939	$152

Total Investments before options written (cost—$351,884)—100.1%		410,500

OPTIONS WRITTEN (b)—(0.9)%
Call Options—(0.7)%
Amazon.com, Inc. (CBOE), strike price $100, expires 1/22/11	500	(2,900)
Intel Corp. (CBOE), strike price $30, expires 1/22/11	8,939	(18)

		(2,918)

Put Options—(0.2)%
Amazon.com, Inc. (CBOE), strike price $105, expires 1/22/11	600	(101)
Intel Corp. (CBOE), strike price $17.50, expires 1/22/11	8,939	(572)

		(673)

Total Options Written (premiums received—$3,141)		(3,591)

Total Investments net of options written (cost—$348,743)—99.2%		406,909

Other assets less other liabilities—0.8%		3,071

Net Assets—100.0%		$409,980

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Other Investments:

Transactions in options written for the three months ended September 30, 2010 (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2010	20,213	$3,388
Options expired	(1,235)	(247)

Options outstanding, September 30, 2010	18,978	$3,141

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—97.5%
Aerospace & Defense—1.6%
Goodrich Corp.	13,055	$963

Air Freight & Logistics—1.8%
Expeditors International of Washington, Inc.	24,015	1,110

Auto Components—1.3%
BorgWarner, Inc. (a)	14,880	783

Beverages—2.2%
Coca-Cola Enterprises, Inc.	15,460	479
Hansen Natural Corp. (a)	18,750	874

		1,353

Biotechnology—2.0%
Human Genome Sciences, Inc. (a)	15,770	470
United Therapeutics Corp. (a)	10,067	564
Vertex Pharmaceuticals, Inc. (a)	5,507	190

		1,224

Capital Markets—1.7%
Lazard Ltd., Class A	17,065	599
SEI Investments Co.	6,050	123
T. Rowe Price Group, Inc.	5,855	293

		1,015

Chemicals—0.4%
Intrepid Potash, Inc. (a)	9,910	258

Commercial Banks—1.9%
Comerica, Inc.	15,715	584
Zions Bancorporation	26,340	562

		1,146

Commercial Services & Supplies—0.8%
Republic Services, Inc.	15,266	466

Communications Equipment—3.1%
Brocade Communications Systems, Inc. (a)	74,824	437
Ciena Corp. (a)	38,665	602
Finisar Corp. (a)	31,250	587
Polycom, Inc. (a)	9,969	272

		1,898

Computers & Peripherals—3.8%
NetApp, Inc. (a)	24,915	1,240
QLogic Corp. (a)	41,875	739
Smart Technologies, Inc. (a)	25,985	352

		2,331

Construction & Engineering—0.9%
Foster Wheeler AG (a)	23,749	581

	Shares	Value* (000s)
Containers & Packaging—1.2%
Owens-Illinois, Inc. (a)	27,045	$759

Diversified Consumer Services—1.0%
Capella Education Co. (a)	8,090	628

Electrical Equipment—6.0%
AMETEK, Inc.	24,693	1,180
Cooper Industries PLC	16,215	793
Rockwell Automation, Inc.	14,095	870
Roper Industries, Inc.	12,512	816

		3,659

Electronic Equipment, Instruments & Components—0.8%
Tyco Electronics Ltd.	16,955	495

Energy Equipment & Services—3.3%
Cameron International Corp. (a)	24,465	1,051
Weatherford International Ltd. (a)	55,668	952

		2,003

Food & Staples Retailing—0.3%
Kroger Co.	9,010	195

Food Products—0.7%
Flowers Foods, Inc.	16,730	416

Health Care Equipment & Supplies—4.7%
Cooper Cos., Inc.	15,520	717
Edwards Lifesciences Corp. (a)	11,095	744
Intuitive Surgical, Inc. (a)	1,820	516
NuVasive, Inc. (a)	16,205	570
Thoratec Corp. (a)	8,835	327

		2,874

Health Care Providers & Services—2.9%
Aetna, Inc.	19,270	609
AmerisourceBergen Corp.	30,330	930
DaVita, Inc. (a)	3,650	252

		1,791

Health Care Technology—1.1%
Cerner Corp. (a)	8,060	677

Hotels, Restaurants & Leisure—2.4%
Darden Restaurants, Inc.	10,715	458
Starwood Hotels & Resorts Worldwide, Inc.	19,220	1,010

		1,468

Household Durables—1.4%
Fortune Brands, Inc.	11,710	576
KB Home	24,245	275

		851

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Household Products—0.6%
Clorox Co.	5,065	$338

Insurance—0.8%
Arch Capital Group Ltd. (a)	6,145	515

Internet & Catalog Retail—2.5%
Expedia, Inc.	21,750	614
NetFlix, Inc. (a)	5,515	894

		1,508

Internet Software & Services—2.3%
Akamai Technologies, Inc. (a)	18,650	936
Equinix, Inc. (a)	4,385	449

		1,385

IT Services—1.0%
Global Payments, Inc.	14,150	607

Leisure Equipment & Products—1.8%
Hasbro, Inc.	25,239	1,123

Life Sciences Tools & Services—0.6%
ICON PLC ADR (a)	9,904	214
Mettler Toledo International, Inc. (a)	1,195	149

		363

Machinery—3.2%
Cummins, Inc.	6,090	552
Navistar International Corp. (a)	20,125	878
Terex Corp. (a)	24,315	557

		1,987

Media—3.6%
CBS Corp., Class B	63,045	1,000
DreamWorks Animation SKG, Inc., Class A (a)	19,975	637
Scripps Networks Interactive, Inc., Class A	11,674	556

		2,193

Metals & Mining—2.2%
Carpenter Technology Corp.	17,155	578
Cliffs Natural Resources, Inc.	11,990	767

		1,345

Multiline Retail—1.3%
Dollar Tree, Inc. (a)	16,014	781

Oil, Gas & Consumable Fuels—2.3%
Alpha Natural Resources, Inc. (a)	11,955	492
Arch Coal, Inc.	12,365	330
Newfield Exploration Co. (a)	3,400	195
Pioneer Natural Resources Co.	6,055	394

		1,411

	Shares	Value* (000s)
Paper & Forest Products—0.9%
International Paper Co.	26,248	$571

Personal Products—2.3%
Avon Products, Inc.	21,240	682
Estee Lauder Cos., Inc., Class A	11,695	739

		1,421

Pharmaceuticals—2.4%
Perrigo Co.	2,880	185
Shire PLC ADR	8,840	595
Watson Pharmaceuticals, Inc. (a)	16,400	694

		1,474

Real Estate Investment Trust—0.4%
Public Storage	2,470	240

Road & Rail—1.5%
J.B. Hunt Transport Services, Inc.	21,374	742
Knight Transportation, Inc.	8,240	159

		901

Semiconductors & Semiconductor Equipment—8.1%
Analog Devices, Inc.	27,743	870
Atmel Corp. (a)	32,435	258
Avago Technologies Ltd. (a)	17,230	388
First Solar, Inc. (a)	4,620	681
Lam Research Corp. (a)	4,735	198
Linear Technology Corp.	7,335	225
Marvell Technology Group Ltd. (a)	49,792	872
Microchip Technology, Inc.	18,185	572
Netlogic Microsystems, Inc. (a)	17,215	475
Veeco Instruments, Inc. (a)	12,530	437

		4,976

Software—5.8%
Activision Blizzard, Inc.	20,875	226
Autodesk, Inc. (a)	4,840	155
Check Point Software Technologies Ltd. (a)	10,737	396
Citrix Systems, Inc. (a)	13,940	951
Red Hat, Inc. (a)	11,675	479
Salesforce.com, Inc. (a)	8,373	936
Solera Holdings, Inc.	9,890	437

		3,580

Specialty Retail—4.2%
Bed Bath & Beyond, Inc. (a)	12,510	543
Dick’s Sporting Goods, Inc. (a)	20,160	565
Guess?, Inc.	19,284	784
Williams-Sonoma, Inc.	21,340	676

		2,568

Textiles, Apparel & Luxury Goods—0.7%
Polo Ralph Lauren Corp.	4,525	407

Schedule of Investments

RCM Mid-Cap Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Wireless Telecommunication Services—1.7%
SBA Communications Corp., Class A (a)	25,731	$1,037

Total Common Stock (cost—$49,246)		59,675

	Principal Amount (000s)
Repurchase Agreement—2.2%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $1,360; collateralized by U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $1,389, including accrued interest (cost—$1,360)	$1,360	1,360

Total Investments (cost—$50,606)—99.7%		61,035

Other assets less liabilities—0.3%		187

Net Assets—100.0%		$61,222

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.4%
Air Freight & Logistics—2.0%
FedEx Corp. (a)	2,291	$196

Automobiles—0.8%
Ford Motor Co. (b)	6,500	80

Biotechnology—2.1%
Amgen, Inc. (b)	960	53
Celgene Corp. (a)(b)	2,086	120
Vertex Pharmaceuticals, Inc. (b)	1,070	37

		210

Chemicals—0.8%
Air Products & Chemicals, Inc. (a)	899	74

Commercial Banks—0.6%
Comerica, Inc.	1,556	58

Communications Equipment—4.9%
Cisco Systems, Inc. (a)(b)	7,660	168
Juniper Networks, Inc. (a)(b)	2,941	89
Polycom, Inc. (a)(b)	6,105	167
RADWARE Ltd. (b)	1,950	67

		491

Computers & Peripherals—9.7%
Apple, Inc. (a)(b)	2,141	607
EMC Corp. (a)(b)	10,135	206
Hewlett-Packard Co. (a)	254	11
NetApp, Inc. (a)(b)	2,717	135

		959

Construction & Engineering—1.0%
Fluor Corp.	1,064	53
Quanta Services, Inc. (b)	2,324	44

		97

Consumer Finance—2.4%
American Express Co.	1,380	58
Discover Financial Services (a)	11,040	184

		242

Diversified Consumer Services—0.9%
Apollo Group, Inc., Class A (a)(b)	1,800	92

Diversified Telecommunication Services—0.5%
AT&T, Inc.	1,700	49

Electrical Equipment—2.7%
AMETEK, Inc. (a)	3,476	166
Cooper Industries PLC (a)	2,100	103

		269

Electronic Equipment, Instruments & Components—1.2%
Itron, Inc. (a)(b)	1,935	118

	Shares	Value* (000s)
Energy Equipment & Services—2.1%
Schlumberger Ltd. (a)	2,233	$137
Weatherford International Ltd. (b)	4,370	75

		212

Health Care Equipment & Supplies—1.4%
Alcon, Inc. (a)	842	140

Health Care Providers & Services—3.7%
Aetna, Inc.	1,800	57
Cardinal Health, Inc.	1,935	64
Community Health Systems, Inc. (b)	985	31
Express Scripts, Inc. (a)(b)	2,984	145
McKesson Corp.	1,089	67

		364

Hotels, Restaurants & Leisure—6.8%
Las Vegas Sands Corp. (a)(b)	11,615	405
McDonald’s Corp. (a)	2,417	180
Starwood Hotels & Resorts Worldwide, Inc. (a)	1,730	91

		676

Household Products—1.5%
Clorox Co.	1,110	74
Colgate-Palmolive Co. (a)	1,025	79

		153

Insurance—0.4%
Arch Capital Group Ltd. (b)	470	39

Internet & Catalog Retail—0.5%
Amazon.com, Inc. (a)(b)	319	50

Internet Software & Services—4.5%
Akamai Technologies, Inc. (b)	1,430	72
Google, Inc., Class A (a)(b)	713	375

		447

Leisure Equipment & Products—1.7%
Hasbro, Inc.	1,470	66
Mattel, Inc. (a)	4,405	103

		169

Life Sciences Tools & Services—2.3%
Thermo Fisher Scientific, Inc. (a)(b)	4,676	224

Machinery—1.6%
Deere & Co. (a)	2,200	154

Media—3.2%
CBS Corp., Class B (a)	6,900	109
DIRECTV, Class A (b)	1,275	53
Walt Disney Co. (a)	4,769	158

		320

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
Metals & Mining—1.5%
Barrick Gold Corp.	1,376	$64
Freeport-McMoRan Copper & Gold, Inc. (a)	1,020	87

		151

Oil, Gas & Consumable Fuels—5.0%
Arch Coal, Inc. (a)	6,375	170
Concho Resources, Inc. (a)(b)	1,340	89
Exxon Mobil Corp. (a)	1,545	95
Southwestern Energy Co. (a)(b)	4,182	140

		494

Personal Products—0.6%
Avon Products, Inc. (a)	1,750	56

Pharmaceuticals—3.1%
Allergan, Inc. (a)	1,877	125
Pfizer, Inc.	1,430	25
Teva Pharmaceutical Industries Ltd. ADR (a)	2,581	136
Watson Pharmaceuticals, Inc. (b)	555	23

		309

Road & Rail—0.9%
Avis Budget Group, Inc. (a)(b)	7,600	89

Semiconductors & Semiconductor Equipment—6.3%
Analog Devices, Inc.	1,630	51
Broadcom Corp., Class A (a)	725	26
First Solar, Inc. (b)	573	84
Intel Corp. (a)	9,320	179
Marvell Technology Group Ltd. (a)(b)	3,175	56
Microchip Technology, Inc. (a)	5,342	168
Texas Instruments, Inc.	2,008	55

		619

Software—8.8%
Activision Blizzard, Inc. (a)	4,533	49
Adobe Systems, Inc. (b)	7,500	196
ChinaCache International Holdings Ltd. ADR (b)	220	3
Citrix Systems, Inc. (b)	1,015	69
Microsoft Corp. (a)	5,680	139
Oracle Corp. (a)	8,642	232
Rovi Corp. (b)	1,505	76
Salesforce.com, Inc. (a)(b)	960	108

		872

Specialty Retail—4.8%
Bed Bath & Beyond, Inc. (b)	1,103	48
Guess?, Inc. (a)	3,415	139
Lowe’s Cos., Inc. (a)	5,498	122
Ross Stores, Inc.	1,110	61

	Shares	Value* (000s)
Urban Outfitters, Inc. (a)(b)	3,260	$102

		472

Textiles, Apparel & Luxury Goods—2.1%
Nike, Inc., Class B (a)	2,600	208

Wireless Telecommunication Services—3.0%
American Tower Corp., Class A (a)(b)	2,605	133
Crown Castle International Corp. (b)	1,745	77
Sprint Nextel Corp., Ser. 1 (a)(b)	19,600	91

		301

Total Common Stock (cost—$8,016)		9,454

EXCHANGE-TRADED FUNDS—0.8%
Pharmaceutical HOLDRs Trust (cost—$73)	1,190	77

SHORT-TERM INVESTMENTS—10.8%

	Principal Amount (000s)
U.S. Treasury Bills—9.2%
0.122-0.157%, 11/18/10-12/16/10 (cost—$910)	$910	910

Repurchase Agreement—1.6%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $162; collateralized by U.S. Treasury Bills, 0.322%, due 11/26/10, valued at $170, including accrued interest (cost—$162)	162	162

Total Short-Term (cost—$1,072)		1,072

OPTIONS PURCHASED (b)—1.4%

	Contracts
Call Options—1.3%
AirTran Holdings, Inc. (CBOE), strike price $7.50, expires 10/16/10	119	1
Amazon.com, Inc. (CBOE), strike price $160, expires 1/22/11	12	16
Carnival Corp. (CBOE), strike price $38, expires 4/16/11	45	18
Cisco Systems, Inc. (CBOE), strike price $25, expires 1/22/11	89	3

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2010 (unaudited)

	Contracts	Value* (000s)
Crown Castle International Corp. (CBOE), strike price $40, expires 1/22/11	17	$9
Cummins, Inc. (CBOE), strike price $75, expires 1/22/11	18	34
Dolby Laboratories, Inc. (CBOE), strike price $65, expires 3/19/11	15	5
Hewlett-Packard Co. (CBOE), strike price $50, expires 1/22/11	50	2
Human Genome Sciences, Inc. (CBOE), strike price $30, expires 1/22/11	46	26
Precision Castparts Corp. (CBOE), strike price $125, expires 1/22/11	8	8
Vertex Pharmaceuticals, Inc. (CBOE), strike price $40, expires 1/22/11	24	2
Watson Pharmaceuticals, Inc. (CBOE), strike price $45, expires 1/21/12	25	11

		135

Put Options—0.1%
Altera Corp. (CBOE), strike price $25, expires 12/18/10	70	4
SPDR S&P 500 ETF Trust (CBOE), strike price $105, expires 10/16/10	87	2

		6

Total Options Purchased (cost—$238)		141

Total Investments before options written (cost—$9,399)—108.4%		10,744

OPTIONS WRITTEN (b)—(8.6)%
Call Options—(6.6)%
Adobe Systems, Inc. (CBOE), strike price $22.50, expires 1/22/11	22	(10)
strike price $22.50, expires 1/21/12	53	(32)
Altera Corp. (CBOE), strike price $29, expires 12/18/10	36	(11)
Amazon.com, Inc. (CBOE), strike price $100, expires 1/22/11	3	(17)
strike price $180, expires 1/22/11	24	(13)
Apollo Group, Inc. (CBOE), strike price $40, expires 1/22/11	18	(24)
Apple, Inc. (CBOE), strike price $270, expires 1/22/11	10	(28)
Arch Coal, Inc. (CBOE), strike price $21, expires 1/22/11	49	(31)

	Contracts	Value* (000s)
Avis Budget Group, Inc. (CBOE), strike price $10, expires 2/19/11	76	$(21)
Brocade Communications Systems, Inc. (CBOE), strike price $15, expires 1/22/11	90	— (c)
Carnival Corp. (CBOE), strike price $45, expires 4/16/11	45	(6)
CBS Corp. (CBOE), strike price $12, expires 12/18/10	69	(28)
Cisco Systems, Inc. (CBOE), strike price $30, expires 1/22/11	89	— (c)
Citrix Systems, Inc. (CBOE), strike price $60, expires 12/18/10	10	(11)
Crown Castle International Corp. (CBOE), strike price $45, expires 1/22/11	17	(4)
Cummins, Inc. (CBOE), strike price $90, expires 1/22/11	18	(16)
Deere & Co. (CBOE), strike price $57.50, expires 1/22/11	22	(30)
Dolby Laboratories, Inc. (CBOE), strike price $80, expires 3/19/11	15	(1)
Exxon Mobil Corp. (CBOE), strike price $65, expires 1/22/11	6	(1)
FMC Technologies, Inc. (CBOE), strike price $80, expires 10/16/10	32	— (c)
Ford Motor Co. (CBOE), strike price $14, expires 3/19/11	65	(4)
Freeport-McMoRan Copper & Gold, Inc. (CBOE), strike price $60, expires 1/22/11	3	(8)
Hewlett-Packard Co. (CBOE), strike price $55, expires 11/20/10	13	— (c)
strike price $60, expires 1/22/11	67	— (c)
Human Genome Sciences, Inc. (CBOE), strike price $45, expires 1/22/11	92	(5)
Intel Corp. (CBOE), strike price $22.50, expires 1/22/11	126	(2)
Juniper Networks, Inc. (CBOE), strike price $30, expires 1/22/11	26	(7)
Las Vegas Sands Corp. (CBOE), strike price $20, expires 1/22/11	107	(166)
Microsoft Corp. (CBOE), strike price $26, expires 10/16/10	50	— (c)
NetApp, Inc. (CBOE), strike price $30, expires 1/22/11	9	(18)
Nike, Inc. (CBOE), strike price $67.50, expires 1/22/11	26	(35)

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2010 (unaudited)

	Contracts	Value* (000s)
Polycom, Inc. (CBOE), strike price $20, expires 1/22/11	60	$(46)
Precision Castparts Corp. (CBOE), strike price $150, expires 1/22/11	16	(2)
QUALCOMM, Inc. (CBOE), strike price $50, expires 1/22/11	13	(1)
SPDR S&P 500 ETF Trust (CBOE), strike price $112, expires 10/16/10	23	(7)
Sprint Nextel Corp. (CBOE), strike price $4, expires 1/21/12	196	(28)
Urban Outfitters, Inc. (CBOE), strike price $17.50, expires 1/22/11	19	(28)
Vertex Pharmaceuticals, Inc. (CBOE), strike price $50, expires 1/22/11	24	— (c)
Watson Pharmaceuticals, Inc. (CBOE), strike price $60, expires 1/21/12	25	(2)
Weatherford International Ltd. (CBOE), strike price $12.50, expires 1/22/11	29	(14)
Xilinx, Inc. (CBOE), strike price $30, expires 12/18/10	20	(1)

		(658)

Put Options—(2.0)%
Aetna, Inc. (CBOE), strike price $25, expires 1/22/11	20	(1)
AirTran Holdings, Inc. (CBOE), strike price $5, expires 10/16/10	119	(1)
Altera Corp. (CBOE), strike price $20, expires 12/18/10	70	(1)
Amazon.com, Inc. (CBOE), strike price $100, expires 1/22/11	10	(1)
strike price $105, expires 1/22/11	12	(2)
strike price $110, expires 1/22/11	12	(2)
American Express Co. (CBOE), strike price $40, expires 1/22/11	32	(8)
Apple, Inc. (CBOE), strike price $160, expires 1/22/11	10	— (c)
strike price $185, expires 10/16/10	4	— (c)
strike price $185, expires 1/22/11	16	(1)
Avago Technologies Ltd. (CBOE), strike price $20, expires 10/16/10	23	— (c)
Avon Products, Inc. (CBOE), strike price $29, expires 10/16/10	70	(1)
Bank of America Corp. (CBOE), strike price $12, expires 2/19/11	40	(3)
strike price $12.50, expires 1/22/11	85	(7)
strike price $12.50, expires 1/21/12	18	(4)

	Contracts	Value* (000s)
Cameron International Corp. (CBOE), strike price $35, expires 1/22/11	48	$(6)
Cardinal Health, Inc. (CBOE), strike price $30, expires 1/22/11	18	(2)
Carnival Corp. (CBOE), strike price $33, expires 4/16/11	45	(9)
Cisco Systems, Inc. (CBOE), strike price $20, expires 1/22/11	107	(7)
Citrix Systems, Inc. (CBOE), strike price $48, expires 1/22/11	30	(2)
Coach, Inc. (CBOE), strike price $35, expires 1/22/11	69	(7)
Crown Castle International Corp. (CBOE), strike price $30, expires 1/22/11	17	— (c)
Cummins, Inc. (CBOE), strike price $55, expires 1/22/11	18	(1)
Dolby Laboratories, Inc. (CBOE), strike price $55, expires 3/19/11	15	(7)
Freeport-McMoRan Copper & Gold, Inc. (CBOE), strike price $60, expires 1/22/11	7	(1)
Hewlett-Packard Co. (CBOE), strike price $40, expires 1/22/11	67	(12)
Human Genome Sciences, Inc. (CBOE), strike price $15, expires 1/22/11	92	(10)
strike price $20, expires 1/22/11	92	(20)
Intel Corp. (CBOE), strike price $17.50, expires 1/22/11	126	(8)
strike price $18, expires 10/16/10	144	(2)
KB Home (CBOE), strike price $12.50, expires 1/22/11	73	(14)
Medco Health Solutions, Inc. (CBOE), strike price $60, expires 1/22/11	4	(3)
Navistar International Corp. (CBOE), strike price $30, expires 10/16/10	51	(1)
strike price $30, expires 1/22/11	68	(4)
Netflix, Inc. (CBOE), strike price $90, expires 12/18/10	16	(1)
Peabody Energy Corp. (CBOE), strike price $40, expires 1/22/11	17	(2)
Precision Castparts Corp. (CBOE), strike price $110, expires 1/22/11	16	(6)
Schlumberger Ltd. (CBOE), strike price $42.50, expires 1/22/11	16	(1)
SPDR S&P 500 ETF Trust (CBOE), strike price $90, expires 10/16/10	43	— (c)
strike price $99, expires 10/16/10	87	(1)

Schedule of Investments

RCM Strategic Growth Fund

September 30, 2010 (unaudited)

	Contracts	Value* (000s)
St. Jude Medical, Inc. (CBOE), strike price $30, expires 1/22/11	20	$(1)
strike price $35, expires 1/22/11	29	(3)
Starwood Hotels & Resorts Worldwide, Inc. (CBOE), strike price $25, expires 1/22/11	40	(1)
Teva Pharmaceutical Industries Ltd. ADR (CBOE), strike price $55, expires 1/22/11	22	(9)
Texas Instruments, Inc. (CBOE), strike price $20, expires 1/22/11	43	(1)
Vertex Pharmaceuticals, Inc. (CBOE), strike price $25, expires 1/22/11	24	(1)
Vmware, Inc. (CBOE), strike price $50, expires 1/22/11	28	(1)
Watson Pharmaceuticals, Inc. (CBOE), strike price $40, expires 1/21/12	25	(10)
Yahoo!, Inc. (CBOE), strike price $15, expires 1/22/11	22	(3)
Zions Bancorporation (CBOE), strike price $20, expires 1/22/11	32	(5)

		(194)

Total Options Written (premiums received—$996)		(852)

Total Investments net of options written (cost—$8,403)—99.8%		9,892

Other assets less other liabilities—0.2%		18

Net Assets—100.0%		$9,910

Notes to Schedule of Investments:

(a)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(b)	Non-income producing.
(c)	Amount less than $500.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

ETF—Exchange-Traded Fund

Other Investments:

Transactions in options written for the three months ended September 30, 2010 (amounts in thousands except for number of contracts):

	Contracts	Premiums Received
Options outstanding, June 30, 2010	3,496	$915
Options written	1,227	267
Options terminated in closing transactions	(525)	(125)
Options exercised	(158)	(28)
Options expired	(215)	(33)

Options outstanding, September 30, 2010	3,825	$996

Schedule of Investments

RCM Technology Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—95.0%
Auto Components—0.2%
Johnson Controls, Inc.	76,905	$2,346

Automobiles—0.0%
Tesla Motors, Inc. (d)	6,200	126

Chemicals—0.5%
Wacker Chemie AG	26,605	4,906

Communications Equipment—16.0%
Acme Packet, Inc. (d)	256,345	9,726
ADTRAN, Inc.	779,500	27,516
Ciena Corp. (d)	132,085	2,056
Cisco Systems, Inc. (c)(d)	228,705	5,009
F5 Networks, Inc. (c)(d)	659,424	68,455
HTC Corp.	86,207	1,958
Infinera Corp. (d)	64,405	752
JDS Uniphase Corp. (d)	100	1
Juniper Networks, Inc. (d)	51,855	1,574
Motorola, Inc. (d)	35,620	304
Polycom, Inc. (d)	85,265	2,326
QUALCOMM, Inc.	593,600	26,783
Riverbed Technology, Inc. (d)	420,400	19,162
Tellabs, Inc.	544,163	4,054

		169,676

Computers & Peripherals—11.6%
Acer, Inc. GDR	6,216	80
Apple, Inc. (c)(d)	188,700	53,544
EMC Corp. (c)(d)	1,478,800	30,034
Hewlett-Packard Co.	1,000	42
NetApp, Inc. (d)	452,385	22,524
SanDisk Corp. (d)	228,255	8,366
Smart Technologies, Inc. (d)	622,618	8,436

		123,026

Construction & Engineering—0.0%
Fluor Corp.	970	48

Diversified Telecommunication Services—0.2%
China Telecom Corp. Ltd. ADR	35,330	1,933

Electrical Equipment—0.5%
Cooper Industries PLC	47,770	2,337
Nidec Corp.	36,500	3,246

		5,583

Electronic Equipment, Instruments & Components—4.4%
Amphenol Corp., Class A	310,975	15,232
Hitachi Ltd.	6,019,000	26,346
Itron, Inc. (c)(d)	100	6

	Shares	Value* (000s)
LG Display Co., Ltd.	53,010	$1,839
LG Display Co., Ltd. ADR	171,735	2,995
LG Innotek Co., Ltd.	1,379	169

		46,587

Financial Services—0.0%
MasterCard, Inc., Class A	1,000	224
Visa, Inc., Class A (c)	3,330	247

		471

Health Care Technology—0.1%
athenahealth, Inc. (d)	36,515	1,206

Hotels, Restaurants & Leisure—1.5%
Ctrip.com International Ltd. ADR (d)	339,965	16,233

Independent Power Producers & Energy Traders—0.1%
GCL Poly Energy Holdings Ltd. (d)	2,642,000	806

Internet & Catalog Retail—7.7%
Amazon.com, Inc. (c)(d)	266,015	41,780
Expedia, Inc.	63,025	1,778
NetFlix, Inc. (c)(d)	232,795	37,750

		81,308

Internet Software & Services—9.7%
Akamai Technologies, Inc. (d)	30,660	1,539
Alibaba.com Ltd. (d)	132,000	274
Baidu, Inc. ADR (c)(d)	551,185	56,563
eBay, Inc. (d)	63,175	1,542
Equinix, Inc. (c)(d)	1,000	102
Google, Inc., Class A (c)(d)	28,165	14,809
Netease.com ADR (d)	210,000	8,282
SINA Corp. (d)	221,610	11,209
Terremark Worldwide, Inc. (d)	74,775	773
WebMD Health Corp. (d)	149,100	7,436

		102,529

IT Services—2.7%
Cognizant Technology Solutions Corp., Class A (d)	443,495	28,592

Media—0.1%
CBS Corp., Class B	47,820	758

Semiconductors & Semiconductor Equipment—13.7%
Aixtron AG	84,220	2,497
Analog Devices, Inc.	572,585	17,968
Avago Technologies Ltd. (d)	161,400	3,633
Broadcom Corp., Class A	537,630	19,027
Cirrus Logic, Inc. (d)	433,860	7,740
Cree, Inc. (d)	246,855	13,402
Cypress Semiconductor Corp. (d)	179,130	2,253
Epistar Corp.	4,000	13

Schedule of Investments

RCM Technology Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
First Solar, Inc. (d)	141,680	$20,876
Infineon Technologies AG (d)	75,756	525
Intel Corp.	100	2
International Rectifier Corp. (d)	67,050	1,414
Marvell Technology Group Ltd. (d)	100	2
ON Semiconductor Corp. (d)	1,596,060	11,508
Rubicon Technology, Inc. (d)	4,200	95
Seoul Semiconductor Co., Ltd.	345,700	13,162
SMA Solar Technology AG	8,305	918
Solarworld AG	2,050	26
SunPower Corp., Class B (d)	712,740	9,879
Taiwan Semiconductor Manufacturing Co., Ltd.	682,923	1,351
Trina Solar Ltd. ADR (d)	113,080	3,410
Veeco Instruments, Inc. (d)	385,140	13,430
Yingli Green Energy Holding Co., Ltd. ADR (d)	146,038	2,000

		145,131

Software—24.6%
Activision Blizzard, Inc. (c)	100	1
Adobe Systems, Inc. (d)	1,000	26
Ariba, Inc. (d)	41,765	789
ChinaCache International Holdings Ltd. ADR (d)	23,630	328
Citrix Systems, Inc. (d)	514,210	35,090
Concur Technologies, Inc. (d)	38,630	1,910
Informatica Corp. (d)	468,890	18,010
Intuit, Inc. (d)	732,230	32,079
Longtop Financial Technologies Ltd. ADR (d)	420,825	16,559
Microsoft Corp. (c)	156,945	3,844
Nuance Communications, Inc. (d)	113,395	1,774
Oracle Corp. (c)	6,300	169
QLIK Technologies, Inc. (d)	85,531	1,886
Red Hat, Inc. (d)	600,600	24,625
Salesforce.com, Inc. (c)(d)	575,948	64,391
SuccessFactors, Inc. (d)	1,009,810	25,356
Symantec Corp. (d)	100	2
TIBCO Software, Inc. (d)	1,795,830	31,858
VMware, Inc., Class A (d)	29,200	2,480

		261,177

Wireless Telecommunication Services—1.4%
American Tower Corp., Class A (d)	290	15
Bharti Airtel Ltd.	831,000	6,742
SBA Communications Corp., Class A (d)	193,070	7,781

		14,538

Total Common Stock (cost—$666,202)		1,006,980

	Shares	Value* (000s)
EXCHANGE-TRADED FUNDS—0.4%
iShares FTSE / Xinhua A50 China Index	1,000	$1
iShares MSCI Emerging Markets Index	98,385	4,405

Total Exchange-Traded Funds (cost—$4,156)		4,406

OPTIONS PURCHASED (d)—8.9%

	Contracts
Call Options—5.9%
Activision Blizzard, Inc. (CBOE), strike price $14, expires 2/19/11	8,000	84
strike price $15, expires 1/22/11	11,240	34
American Tower Corp. (CBOE), strike price $40, expires 1/22/11	2,800	3,388
Apple, Inc. (CBOE), strike price $220, expires 1/22/11	400	2,688
strike price $220, expires 1/21/12	1,170	10,109
strike price $260, expires 1/22/11	1,000	3,490
strike price $270, expires 1/22/11	1,070	3,023
Cypress Semiconductor Corp. (CBOE), strike price $12.50, expires 1/21/12	11,600	2,900
Dolby Laboratories, Inc. (CBOE), strike price $65, expires 3/19/11	3,100	930
First Solar, Inc. (CBOE), strike price $140, expires 3/19/11	1,100	2,249
strike price $145, expires 1/21/12	600	1,722
Google, Inc. (CBOE), strike price $520, expires 3/19/11	1,250	5,600
Hewlett-Packard Co. (CBOE), strike price $42, expires 1/22/11	13,000	3,575
strike price $50, expires 1/22/11	5,000	225
NetEase.com, Inc. ADR (CBOE), strike price $42, expires 3/19/11	5,250	1,759
Netflix, Inc. (CBOE), strike price $125, expires 1/21/12	1,100	6,413
Polycom, Inc. (CBOE), strike price $32.50, expires 1/22/11	5,800	391
Riverbed Technology, Inc. (CBOE), strike price $25, expires 1/22/11	6,400	14,080

		62,660

Put Options—3.0%
Altera Corp. (CBOE), strike price $25, expires 12/18/10	11,400	627
Baidu, Inc. ADR (CBOE), strike price $101, expires 1/22/11	2,500	2,675
Ericsson (LM) TEL-SP ADR (CBOE), strike price $11, expires 11/20/10	16,300	1,141

Schedule of Investments

RCM Technology Fund

September 30, 2010 (unaudited)

	Contracts	Value* (000s)
F5 Networks, Inc. (CBOE), strike price $100, expires 1/22/11	3,000	$2,745
Informatica Corp. (CBOE), strike price $30, expires 3/19/11	1,600	192
Netflix, Inc. (CBOE), strike price $160, expires 1/22/11	1,500	2,865
Riverbed Technology, Inc. (CBOE), strike price $45, expires 1/22/11	6,400	3,040
Salesforce.com, Inc. (CBOE), strike price $110, expires 2/19/11	1,000	1,204
strike price $115, expires 2/19/11	2,000	2,842
SPDR S&P 500 ETF Trust (CBOE), strike price $110, expires 10/16/10	35,000	2,380
strike price $114, expires 1/22/11	20,000	12,340

		32,051

Total Options Purchased (cost—$78,582)		94,711

Total Investments before options written and securities sold short (cost—$748,940)—104.3%		1,106,097

OPTIONS WRITTEN (d)—(4.4)%
Call Options—(1.6)%
Amazon.com, Inc. (CBOE), strike price $165, expires 11/20/10	600	(433)
Apple, Inc. (CBOE), strike price $290, expires 10/16/10	1,070	(473)
Baidu, Inc. ADR (CBOE), strike price $110, expires 1/22/11	2,500	(2,125)
Cognizant Tech Solutions (CBOE), strike price $65, expires 1/22/11	1,200	(516)
strike price $70, expires 1/22/11	3,078	(785)
Ctrip.com International ADR (CBOE), strike price $43, expires 12/18/10	1,369	(958)
strike price $46, expires 1/22/11	1,346	(781)
F5 Networks, Inc. (CBOE), strike price $115, expires 1/22/11	3,087	(1,945)
Hewlett-Packard Co. (CBOE), strike price $48, expires 1/22/11	13,000	(988)
strike price $60, expires 1/22/11	12,300	(86)
Informatica Corp. (CBOE), strike price $40, expires 3/19/11	1,600	(536)
Longtop Financial Technologies
Ltd. ADR (CBOE), strike price $40, expires 3/19/11	1,600	(720)
strike price $45, expires 3/19/11	1,600	(408)
NetEase.com, Inc. ADR (CBOE), strike price $50, expires 3/19/11	5,250	(525)

	Contracts	Value* (000s)
Netflix, Inc. (CBOE), strike price $180, expires 1/22/11	2,500	$(3,313)
Red Hat, Inc. (CBOE), strike price $43, expires 12/18/10	1,860	(353)
Riverbed Technology, Inc. (CBOE), strike price $50, expires 1/22/11	3,200	(951)
Rubicon Technology, Inc. (CBOE), strike price $40, expires 3/19/11	6,000	(240)
Salesforce.com, Inc. (CBOE), strike price $130, expires 1/22/11	1,800	(927)

		(17,063)

Put Options—(2.8)%
Acme Packet, Inc. (CBOE), strike price $20, expires 11/20/10	5,250	(26)
Activision Blizzard, Inc. (CBOE), strike price $10, expires 1/22/11	7,000	(280)
strike price $10, expires 2/19/11	8,000	(432)
Adobe Systems, Inc. (CBOE), strike price $24, expires 10/16/10	4,000	(44)
Akamai Technologies, Inc. (CBOE), strike price $32, expires 11/20/10	4,200	(38)
Altera Corp. (CBOE), strike price $20, expires 12/18/10	11,400	(114)
Amazon.com, Inc. (CBOE), strike price $100, expires 1/22/11	1,028	(139)
American Tower Corp. (CBOE), strike price $35, expires 1/22/11	7,280	(109)
Apple, Inc. (CBOE), strike price $175, expires 1/22/11	800	(57)
strike price $180, expires 1/21/12	770	(755)
strike price $190, expires 1/21/12	400	(468)
strike price $210, expires 1/22/11	850	(178)
strike price $220, expires 1/22/11	2,070	(621)
Baidu, Inc. ADR (CBOE), strike price $87, expires 1/22/11	2,500	(1,319)
Cisco Systems, Inc. (CBOE), strike price $19, expires 1/22/11	8,000	(376)
Corning, Inc. (CBOE), strike price $14, expires 1/22/11	4,920	(153)
Cree, Inc. (CBOE), strike price $40, expires 10/16/10	6,000	(42)
strike price $40, expires 3/19/11	2,000	(506)
Cypress Semiconductor Corp. (CBOE), strike price $7.50, expires 1/21/12	11,600	(580)
Dolby Laboratories, Inc. (CBOE), strike price $50, expires 3/19/11	3,100	(891)
Equinix, Inc. (CBOE), strike price $55, expires 1/22/11	660	(13)

Schedule of Investments

RCM Technology Fund

September 30, 2010 (unaudited)

	Contracts	Value* (000s)
F5 Networks, Inc. (CBOE), strike price $65, expires 1/22/11	6,174	$(494)
strike price $85, expires 1/22/11	3,000	(1,050)
First Solar, Inc. (CBOE), strike price $105, expires 3/19/11	1,100	(429)
strike price $105, expires 1/21/12	600	(709)
Google, Inc. (CBOE), strike price $440, expires 3/19/11	400	(492)
strike price $460, expires 3/19/11	1,000	(1,670)
Hewlett-Packard Co. (CBOE), strike price $37, expires 1/22/11	13,000	(1,313)
strike price $40, expires 1/22/11	2,000	(362)
Intuit, Inc. (CBOE), strike price $34, expires 10/16/10	6,054	(54)
Juniper Networks, Inc. (CBOE), strike price $24, expires 10/16/10	3,700	(13)
Microsoft Corp. (CBOE), strike price $22.50, expires 1/22/11	35,000	(2,660)
Motorola, Inc. (CBOE), strike price $5, expires 1/22/11	42,600	(128)
NetEase.com, Inc. ADR (CBOE), strike price $31, expires 3/19/11	5,250	(643)
Netflix, Inc. (CBOE), strike price $85, expires 1/22/11	481	(34)
strike price $90, expires 1/21/12	1,650	(1,568)
strike price $115, expires 1/22/11	2,000	(800)
Polycom, Inc. (CBOE), strike price $22.50, expires 1/22/11	5,800	(377)
Riverbed Technology, Inc. (CBOE), strike price $20, expires 1/22/11	6,400	(96)
strike price $31, expires 1/22/11	6,400	(512)
strike price $39, expires 1/22/11	6,400	(1,568)
Salesforce.com, Inc. (CBOE), strike price $95, expires 2/19/11	1,000	(621)
strike price $100, expires 2/19/11	2,000	(1,590)
SPDR S&P 500 ETF Trust (CBOE), strike price $100, expires 10/16/10	10,000	(90)
strike price $103, expires 1/22/11	20,000	(5,480)

		(29,894)

Total Options Written (premiums received—$82,365)		(46,957)

	Shares	Value* (000s)
SECURITIES SOLD SHORT—(5.2)%
Common Stock—(4.3)%
Chemicals—(0.0)%
Monsanto Co.	100	$(5)
Mosaic Co.	100	(6)

		(11)

Communications Equipment—(0.5)%
Research In Motion Ltd. (d)	105,965	(5,159)

Semiconductors & Semiconductor Equipment—(2.1)%
ASM Pacific Technology Ltd.	372,200	(3,314)
ASML Holding NV	100	(3)
Elpida Memory, Inc. (d)	467,800	(5,381)
Micron Technology, Inc. (d)	559,770	(4,036)
Q-Cells SE (d)	37,395	(209)
Samsung Electronics Co., Ltd. GDR (a)	27,300	(9,364)

		(22,307)

Software—(1.7)%
Autonomy Corp. PLC (d)	284,375	(8,104)
SAP AG ADR	193,155	(9,524)

		(17,628)

Total Common Stock (proceeds—$47,679)		(45,105)

Exchange-Traded Funds—(0.9)%
SPDR S&P 500 ETF Trust, Ser. 1 (proceeds—$9,148)	83,500	(9,529)

Rights—(0.0)%
Q-Cells SE, expires 10/12/10 (d)	37,395	(49)
Q-Cells SE, expires 10/18/10 (d)(e)	37,395	—

Total Rights (proceeds—$114)		(49)

Total Securities Sold Short (proceeds—$56,941)		(54,683)

Total Investments net of options written and securities sold short (cost—$609,634) (b)—94.7%		1,004,457

Other assets less other liabilities—5.3%		56,006

Net Assets—100.0%		$1,060,463

Notes to Schedule of Investments

(amounts in thousands):

(a)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(b)	Securities with an aggregate value of $47,770, representing 4.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for options written and securities sold short.
(d)	Non-income producing.
(e)	Fair valued.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

Other Investments:

Transactions in options written for the three months ended September 30, 2010 (amounts in thousands except for number of contracts):

	Contracts	Premiums Received
Options outstanding, June 30, 2010	271,591	$62,932
Options written	382,437	87,200
Options terminated in closing transactions	(250,331)	(59,630)
Options exercised	(3,926)	(643)
Options expired	(60,974)	(7,494)

Options outstanding, September 30, 2010	338,797	$82,365

Schedule of Investments

RCM Wellness Fund

September 30, 2010 (unaudited)

	Shares	Value* (000s)
COMMON STOCK—96.7%
Beverages—1.1%
Hansen Natural Corp. (c)	29,800	$1,389

Biotechnology—11.2%
AEterna Zentaris, Inc. (c)	820,000	1,058
Alexion Pharmaceuticals, Inc. (c)	20,700	1,332
Amgen, Inc. (c)	45,815	2,525
Amylin Pharmaceuticals, Inc. (c)	33,750	704
Codexis, Inc. (c)	32,205	309
Exact Sciences Corp. (c)	150,864	1,092
Human Genome Sciences, Inc. (c)	59,650	1,777
Keryx Biopharmaceuticals, Inc. (c)	124,300	598
Pharmasset, Inc. (c)	32,300	953
United Therapeutics Corp. (c)	48,585	2,721
Vertex Pharmaceuticals, Inc. (c)	33,300	1,151

		14,220

Electronic Equipment, Instruments & Components—1.1%
Agilent Technologies, Inc. (c)	40,340	1,346

Food & Staples Retailing—0.9%
United Natural Foods, Inc. (c)	32,985	1,093

Food Products—5.6%
Danone	21,925	1,314
Hain Celestial Group, Inc. (c)	51,940	1,246
Leroy Seafood Group ASA	29,375	698
Marine Harvest ASA	1,610,075	1,407
Nutreco Holding NV	23,320	1,706
SunOpta, Inc. (c)	116,700	711

		7,082

Health Care Equipment & Supplies—18.8%
Alcon, Inc.	27,100	4,520
Baxter International, Inc.	56,300	2,686
Cie Generale d’Optique Essilor International S.A.	31,665	2,181
Cooper Cos., Inc.	29,130	1,346
Edwards Lifesciences Corp. (c)	67,010	4,493
Hansen Medical, Inc. (c)	322,684	462
Intuitive Surgical, Inc. (c)	12,635	3,585
MAKO Surgical Corp. (c)	78,155	749
NuVasive, Inc. (c)	41,845	1,470
Volcano Corp. (c)	38,855	1,009
Zimmer Holdings, Inc. (c)	24,920	1,304

		23,805

Health Care Providers & Services—19.8%
Aetna, Inc.	81,400	2,573
AmerisourceBergen Corp.	47,975	1,471
Cardinal Health, Inc. (b)	182,300	6,023

	Shares	Value* (000s)
Community Health Systems, Inc. (c)	67,875	$2,102
Express Scripts, Inc. (c)	105,625	5,144
Fresenius Medical Care AG & Co. KGaA	46,100	2,847
McKesson Corp.	19,965	1,234
UnitedHealth Group, Inc. (b)	105,965	3,720

		25,114

Health Care Technology—1.0%
Cerner Corp. (c)	15,900	1,336

Life Sciences Tools & Services—4.9%
Illumina, Inc. (c)	35,235	1,734
Mettler Toledo International, Inc. (c)	7,035	875
Thermo Fisher Scientific, Inc. (c)	76,100	3,644

		6,253

Personal Products—2.1%
Herbalife Ltd.	43,335	2,615

Pharmaceuticals—25.1%
Allergan, Inc.	70,700	4,704
Bayer AG	34,745	2,422
Mylan, Inc. (c)	64,500	1,213
Nichi-iko Pharmaceutical Co., Ltd.	16,100	560
Perrigo Co.	42,080	2,702
Pfizer, Inc.	282,975	4,859
Sanofi-Aventis S.A.	27,075	1,802
Shire PLC	208,670	4,698
Teva Pharmaceutical Industries Ltd. ADR	121,100	6,388
Watson Pharmaceuticals, Inc. (c)	57,290	2,424

		31,772

Specialty Retail—1.7%
Fielmann AG	22,420	2,091

Textiles, Apparel & Luxury Goods—3.4%
Adidas AG	32,905	2,037
Lululemon Athletica, Inc. (c)	30,290	1,354
Peak Sport Products Co., Ltd.	1,261,000	920

		4,311

Total Common Stock (cost—$106,810)		122,427

Schedule of Investments

RCM Wellness Fund

September 30, 2010 (unaudited)

	Principal Amount (000s)	Value* (000s)
Repurchase Agreement—3.5%
State Street Bank & Trust Co., dated 9/30/10, 0.01%, due 10/1/10, proceeds $4,373; collateralized by Federal Home Loan Bank, 0.95%, due 11/30/10, valued at $4,462, including accrued interest (cost—$4,373)	$4,373	$4,373

Total Investments before options written (cost—$111,183)—100.2%		126,800

OPTIONS WRITTEN (c)—(0.1)%
	Contracts
Put Options—(0.1)%
Aetna, Inc. (CBOE), strike price $25, expires 1/22/11	520	(25)
Medco Health Solutions, Inc. (CBOE), strike price $60, expires 1/22/11	112	(96)

Total Options Written (premiums received—$182)		(121)

Total Investments net of options written (cost—$111,001) (a)—100.1%		126,679

Other liabilities in excess of other assets—(0.1)%		(136)

Net Assets—100.0%		$126,543

Notes to Schedule of Investments

(amounts in thousands):

(a)	Fair-Valued—Securities with an aggregate value of $22,592, representing 17.9% of net assets.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(c)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CBOE—Chicago Board Options Exchange

Other Investments:

Transactions in options written for the three months ended September 30, 2010 (amounts in thousands except for number of contracts):

	Contracts	Premiums
Options outstanding, June 30, 2010	2,120	$412
Options terminated in closing transactions	(464)	(112)
Options expired	(1,024)	(118)

Options outstanding, September 30, 2010	632	$182

Note to Schedules of Investments

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their direction pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ National Market and Small Cap. Securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term investments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and the differences could be material. Each Fund’s NAV is determined as of the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time a Fund’s NAV is calculated. With respect to certain foreign securities, the Funds may fair value securities using modeling tools provided by third-party vendors. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Funds utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for an international equity given information available at the time of evaluation.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) – Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

U.S. Treasury Obligations – U.S. Treasuries are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Corporate Bonds – Corporate bonds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds – Convertible bonds are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Options Contracts – Options contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at- the- money, and out- of- the- money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at September 30, 2010 in valuing the Funds’ assets and liabilities is listed below (amounts in thousands):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/10
AGIC Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Brazil	$11,765	—	—		$11,765
Chile	2,399	—	—		2,399
China	1,184	$17,719	—		18,903
Indonesia	—	2,884	$514		3,398
Kuwait	—	—	88		88
Mexico	1,990	—	—		1,990
Russia	3,870	3,499	—		7,369
South Africa	541	5,219	—		5,760
All Other	—	74,277	—		74,277
Preferred Stock	6,226	—	—		6,226
Rights	—	—	4		4
Warrants	9	—	—		9
Repurchase Agreement	—	1,475	—		1,475

Total Investments	$27,984	$105,073	$606		$133,663

AGIC Global:
Investments in Securities - Assets
Common Stock:
Brazil	$1,403	—	—		$1,403
Canada	908	—	—		908
China	—	$1,449	—	(a)	1,449
Germany	961	1,345	—		2,306
Israel	828	—	—		828
United States	16,129	—	—		16,129
All Other	—	19,853	—		19,853
Preferred Stock	—	519	—		519
Rights	—	22	—		22
Repurchase Agreement	—	466	—		466

Total Investments	$20,229	$23,654	—	(a)	$43,883

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

AGIC Growth:
Investments in Securities - Assets
Common Stock	$646,746	—	—		$646,746
Warrants	6,490	—	—		6,490
Repurchase Agreement	—	$27,948	—		27,948

Total Investments	$653,236	$27,948	—		$681,184

AGIC Income & Growth:
Investments in Securities - Assets
Common Stock:
Hotels, Restaurants & Leisure	$1,646	$879	—		$2,525
All Other	74,303	—	—		74,303
Corporate Bonds & Notes	—	71,404	—		71,404
Convertible Bonds		58,214			58,214
Convertible Preferred Stock:
Banking	—	523	—		523
Consumer Finance	—	660	—		660
Diversified Financial Services	1,482	877	—		2,359
Financial Services	569	1,217	$43		1,829
Food Products	971	353	—		1,324
Insurance	1,381	454	—		1,835
Oil & Gas	—	756	—		756
Pharmaceuticals	—	559	—		559
Transportation Infrastructure	—	818	—		818
All Other	4,149	—	—		4,149
Repurchase Agreement	—	11,054	—		11,054

Total Investments in Securities - Assets	$84,501	$147,768	$43		$232,312

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(243)	—	—		$(243)

Total Investments	$84,258	$147,768	$43		$232,069

AGIC International:
Investments in Securities - Assets
Common Stock:
China	$421	$2,075	—		$2,496
Israel	591	—	—		591
All Other	—	97,643	—		97,643
Preferred Stock	—	3,391	—		3,391
Repurchase Agreement	—	1,059	—		1,059

Total Investments	$1,012	$104,168	—		$105,180

AGIC Mid-Cap Growth:
Investments in Securities - Assets
Common Stock	$6,883	—	—		$6,883
Repurchase Agreement	—	$182	—		182

Total Investments	$6,883	$182	—		$7,065

AGIC Opportunity:
Investments in Securities - Assets
Common Stock	$282,361	—	—		$282,361
Repurchase Agreement	—	$3,920	—		3,920

Total Investments	$282,361	$3,920	—		$286,281

AGIC Pacific Rim:
Investments in Securities - Assets
Common Stock:
Australia	$855	$25,357	—		$26,212
China	1,313	9,827	—		11,140
Japan	1,839	61,462	—		63,301
Taiwan	2,074	1,445	—		3,519
United Kingdom	2,464	2,692	—		5,156
All Other	—	30,773	—		30,773
Repurchase Agreement	—	275	—		275

Total Investments	$8,545	$131,831	—		$140,376

AGIC Systematic Growth:
Investments in Securities - Assets
Common Stock	$39,167	—	—		$39,167
Repurchase Agreement	—	$349	—		349

Total Investments	$39,167	$349	—		$39,516

AGIC Target:
Investments in Securities - Assets
Common Stock	$311,990	—	—		$311,990
Repurchase Agreement	—	$3,055	—		3,055

Total Investments	$311,990	$3,055	—		$315,045

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	$3,229	—	—	(a)	$3,229
All Other	15,645	—	—		15,645
Preferred Stock	—	—	—	(a)	—	(a)
Repurchase Agreement	—	$182	—		182

Total Investments	$18,874	$182	—	(a)	$19,056

(a) Energy Coal Resources, Inc. is fair-valued at $0.

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/10

NFJ Dividend Value:
Investments in Securities - Assets
Common Stock	$6,581,945	—	—	$6,581,945
Repurchase Agreement	—	$125,856	—	125,856

Total Investments	$6,581,945	$125,856	—	$6,707,801

NFJ International Value:
Investments in Securities - Assets
Common Stock	$1,603,585	—	—	$1,603,585
Repurchase Agreement	—	$77,990	—	77,990

Total Investments	$1,603,585	$77,990	—	$1,681,575

NFJ Large-Cap Value:
Investments in Securities - Assets
Common Stock	$1,138,303	—	—	$1,138,303
Repurchase Agreement	—	$11,034	—	11,034

Total Investments	$1,138,303	$11,034	—	$1,149,337

NFJ Mid-Cap Value:
Investments in Securities - Assets
Common Stock	$10,460	—	—	$10,460
Repurchase Agreement	—	$429	—	429

Total Investments	$10,460	$429	—	$10,889

NFJ Renaissance:
Investments in Securities - Assets
Common Stock	$782,032	—	—	$782,032
Repurchase Agreement	—	$8,420	—	8,420

Total Investments	$782,032	$8,420	—	$790,452

NFJ Small-Cap Value:
Investments in Securities - Assets
Common Stock	$6,135,870	—	—	$6,135,870
Mutual Funds	79,085	—	—	79,085
Repurchase Agreement	—	$336,079	—	336,079

Total Investments	$6,214,955	$336,079	—	$6,551,034

RCM Disciplined International Equity:
Investments in Securities - Assets
Common Stock:
Brazil	$366	—	—	$366
Israel	665	—	—	665
All Other	—	$41,831	—	41,831
Repurchase Agreement	—	143	—	143

Total Investments	$1,031	$41,974	—	$43,005

RCM Global Resources:
Investments in Securities - Assets
Common Stock:
Australia	—	$1,244	—	$1,244
France	—	565	—	565
United Kingdom	—	4,697	—	4,697
All Other	$33,350	—	—	33,350

Total Investments	$33,350	$6,506	—	$39,856

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/10
RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
Australia	—	$329	—		$329
Austria	—	1,187	—		1,187
China	$642	489	—	(a)	1,131
Denmark	—	240	—		240
Finland	410	1,254	—		1,664
Germany	812	1,287	—		2,099
Hong Kong	283	906	—		1,189
Ireland	532	—	—		532
Japan	—	6,934	—		6,934
Korea (Republic of)	—	1,025	—		1,025
Netherlands	308	1,187	—		1,495
Norway	—	784	—		784
Philippines	—	856	—		856
Sweden	—	1,281	—		1,281
Switzerland	750	2,049	—		2,849
Taiwan	—	486	—		486
United Kingdom	—	5,922	—		5,922
All Other	40,957	—	—		40,957
Repurchase Agreement	—	1,062	—		1,062

Total Investments	$44,694	$27,328	—	(a)	$72,022

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

RCM Large-Cap Growth:
Investments in Securities - Assets
Common Stock	$406,903	—	—		$406,903
Repurchase Agreement	—	$3,445	—		3,445
Options Purchased:
Market Price	152	—	—		152

Total Investments in Securities - Assets	$407,055	$3,445	—		$410,500

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(3,591)	—	—		$(3,591)

Total Investments	$403,464	$3,445	—		$406,909

RCM Mid-Cap:
Investments in Securities - Assets
Common Stock	$59,675	—	—		$59,675
Repurchase Agreement	—	$1,360	—		1,360

Total Investments	$59,675	$1,360	—		$61,035

RCM Strategic Growth:
Investments in Securities - Assets
Common Stock	$9,454	—	—		$9,454
Exchange-Traded Funds	77	—	—		77
Short-Term Investments	—	$1,072	—		1,072
Options Purchased:
Market Price	140	1	—		141

Total Investments in Securities - Assets	$9,671	$1,073	—		$10,744

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(850)	$(2)	—		$(852)

Total Investments	$8,821	$1,071	—		$9,892

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Value at 9/30/10
RCM Technology:
Investments in Securities - Assets
Common Stock:
Chemicals	—	$4,906	—		$4,906
Communications Equipment	$167,718	1,958	—		169,676
Electrical Equipment	2,337	3,246	—		5,583
Electronic Equipment, Instruments & Components	18,233	28,354	—		46,587
Independent Power Producers & Energy Traders	—	806	—		806
Internet Software & Services	102,255	274	—		102,529
Semiconductors & Semiconductor Equipment	126,639	18,492	—		145,131
Wireless Telecommunication Services	7,796	6,742	—		14,538
All Other	517,224	—	—		517,224
Exchange-Traded Funds	4,406	—	—		4,406
Options Purchased:
Market Price	94,711	—	—		94,711

Total Investments in Securities - Assets	$1,041,319	$64,778	—		$1,106,097

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(46,807)	$(150)	—		$(46,957)
Securities Sold Short, at value:
Common Stock	(28,097)	(17,008)	—		(45,105)
Exchange-Traded Funds	(9,529)	—	—		(9,529)
Rights	(49)	—	—	(a)	(49)

Total Investments in Securities - Liabilities	$(84,482)	$(17,158)	—	(a)	$(101,640)

Total Investments	$956,837	$47,620	—	(a)	$1,004,457

(a) Q-Cells SE is fair-valued at $0.

RCM Wellness:
Investments in Securities - Assets
Common Stock:
Food Products	$1,957	$5,125	—		$7,082
Health Care Equipment & Supplies	21,624	2,181	—		23,805
Health Care Providers & Services	22,267	2,847	—		25,114
Pharmaceuticals	22,290	9,482	—		31,772
Textiles, Apparel & Luxury Goods	1,354	2,957	—		4,311
All Other	30,343	—	—		30,343
Repurchase Agreement	—	4,373	—		4,373

Total Investments in Securities - Assets	$99,835	$26,965	—		$126,800

Investments in Securities - Liabilities
Options Written, at value:
Market Price	$(121)	—	—		$(121)

Total Investments	$99,714	$26,965	—		$126,679

There were no significant transfers for all Funds between Levels 1 and 2 during the three months ended September 30, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2010, was as follows (amounts in thousands):

	Beginning Balance 6/30/10		Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation		Ending Balance 9/30/10
AGIC Emerging Markets Opportunities:
Investments in Securities - Assets
Common Stock:
Indonesia	—		$512	$2		$514
Kuwait	$82		—	6		88
Rights	—		—	4		4

Total Investments	$82		$512	$12		$606

The net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Emerging Markets Opportunities held at September 30, 2010 was $12.

AGIC Global:
Investments in Securities - Assets
Common Stock:
China	—	(a)	—	—		—	(a)

Total Investments	—	(a)	—	—		—	(a)

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Global held at September 30, 2010.

AGIC Income & Growth:
Investments in Securities - Assets
Convertible Preferred Stock:
Financial Services	$43		—	—		$43

Total Investments	$43		—	—		$43

There was no net change in unrealized appreciation/depreciation of Level 3 investments which AGIC Income & Growth held at September 30, 2010.

NFJ All-Cap Value:
Investments in Securities - Assets
Common Stock:
Oil, Gas & Consumable Fuels	—	(a)	—	—		—	(a)
Preferred Stock	—	(a)	—	—		—	(a)

Total Investments	—	(a)	—	—		—	(a)

(a) Energy Coal Resources, Inc. is fair-valued at $0.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which NFJ All-Cap Value held at September 30, 2010.

RCM Global Small-Cap:
Investments in Securities - Assets
Common Stock:
China	—	(a)	—	—		—	(a)

Total Investments	—	(a)	—	—		—	(a)

(a) Peace Mark Holdings Ltd. is fair-valued at $0.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which RCM Global Small-Cap held at September 30, 2010.

RCM Technology:
Investments in Securities - Assets
Securities Sold Short, at value:
Rights	—		—	—	(a)	—	(a)

Total Investments	—		—	—	(a)	—	(a)

(a) Q-Cells SE is fair-valued at $0.

There was no net change in unrealized appreciation/depreciation of Level 3 investments which RCM Technology held at September 30, 2010.

The cost basis of investments for federal income tax purposes and gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2010 were (amounts in thousands):

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AGIC Emerging Markets Opportunities	$107,151	$27,499	$987	$26,512
AGIC Global	37,606	7,419	1,142	6,277
AGIC Growth	611,076	91,993	21,885	70,108
AGIC Income & Growth	234,049	6,846	8,583	(1,737)
AGIC International	92,398	13,459	677	12,782
AGIC Mid-Cap Growth	6,553	738	226	512
AGIC Opportunity	267,697	33,905	15,321	18,584
AGIC Pacific Rim	129,822	16,553	5,999	10,554
AGIC Systematic Growth	35,988	4,100	572	3,528
AGIC Target	252,697	66,903	4,555	62,348
NFJ All-Cap Value	19,306	2,195	2,445	(250)
NFJ Dividend Value	6,939,186	448,913	680,298	(231,385)
NFJ International Value	1,534,377	199,022	51,824	147,198
NFJ Large-Cap Value	1,125,236	84,240	60,139	24,101
NFJ Mid-Cap Value	10,665	621	397	224
NFJ Renaissance	679,926	126,436	15,910	110,526
NFJ Small-Cap Value	5,310,048	1,410,405	169,419	1,240,986
RCM Disciplined International Equity	43,250	4,325	4,570	(245)
RCM Global Resources	36,340	5,226	1,710	3,516
RCM Global Small-Cap	63,799	11,911	3,688	8,223
RCM Large-Cap Growth	353,223	67,497	10,220	57,277
RCM Mid-Cap	51,792	9,830	587	9,243
RCM Strategic Growth	9,551	1,450	257	1,193
RCM Technology	779,677	348,997	22,577	326,420
RCM Wellness	113,123	17,800	4,123	13,677

The difference between book and tax cost is attributable to wash sale loss deferrals.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: November 26, 2010

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: November 26, 2010

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: November 26, 2010